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CONSECO SERIES TRUST
JUNE 30, 2002


SEMI-ANNUAL REPORT







                                                      CONSECO 20 FOCUS PORTFOLIO
                                                                EQUITY PORTFOLIO
                                                              BALANCED PORTFOLIO
                                                            HIGH YIELD PORTFOLIO
                                                          FIXED INCOME PORTFOLIO
                                                 GOVERNMENT SECURITIES PORTFOLIO
                                                          MONEY MARKET PORTFOLIO

CONSECO SERIES TRUST
TABLE OF CONTENTS

JUNE 30, 2002

================================================================================
A Message from the President................................................   3
Statements of Assets and Liabilities........................................   4
Statements of Operations....................................................   4
Statements of Changes in Net Assets.........................................   6


CONSECO 20 FOCUS PORTFOLIO
   Portfolio Manager's Review...............................................   8
   Schedule of Investments .................................................   9


EQUITY PORTFOLIO
   Portfolio Manager's Review...............................................  11
   Schedule of Investments..................................................  12


BALANCED PORTFOLIO
   Portfolio Managers' Review...............................................  19
   Schedule of Investments..................................................  20


HIGH YIELD PORTFOLIO
   Portfolio Managers' Review...............................................  30
   Schedule of Investments .................................................  31


FIXED INCOME PORTFOLIO
   Portfolio Managers' Review...............................................  36
   Schedule of Investments..................................................  37


GOVERNMENT SECURITIES PORTFOLIO
   Portfolio Manager's Review...............................................  44
   Schedule of Investments..................................................  45


MONEY MARKET PORTFOLIO
   Portfolio Manager's Review...............................................  48
   Schedule of Investments .................................................  49

Notes to Financial Statements...............................................  52
Financial Highlights........................................................  55


   This report is for the information of Conseco Series Trust contract owners.
    It is authorized for distribution to other persons only when preceded, or accompanied by, a current prospectus that contains more complete information, including charges and expenses.

================================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

CONSECO SERIES TRUST
A MESSAGE FROM THE PRESIDENT

================================================================================
DEAR CONTRACTHOLDER:

   I am pleased to share with you the Semi-Annual Report for the Conseco Series Trust for the six months ended June 30, 2002. I encourage you to read the portfolio managers' reviews to gain insight into the direction of the Portfolios and their performance during the first six months of this year.

NAVIGATING UNCHARTED WATERS

   We are in a unique period for the U.S. markets. Homeland security, accounting fraud, turmoil in the Middle East, excessive valuations, conflict of interest at investment banks and a declining dollar have dominated the news headlines and pushed the Dow Jones Industrial Average and NASDAQ composites to four- and five-year lows, respectively. The Lehman Brothers Aggregate Index, a broad measure of the bond market, has outperformed most domestic and international equity indices by more than twofold over the past five years. If the S&P 500 finishes in negative territory in 2002, it will be the first time in seventy years that this benchmark had three consecutive years of negative performance.

   Despite the recent turmoil of the markets, several pockets of fundamental strength have emerged from this cleansing. Similar to the greed that drove stock prices to irrationally high levels in the late '90s, fear has driven some stock prices irrationally the other way this year. The weakening dollar has the potential to help multinational companies and ease a burdening trade deficit. Most investment banks and brokerage houses have taken action to pay their analysts on the quality of their analysis and recommendations, not on the investment banking business they generate. There are no excuses for the gross malfeasance at places such as Enron and WorldCom. We feel that these problems are not systematic, and in fact have forced most companies to a new level of conservatism to avoid headline risk. Popular measures for earnings growth that excluded certain expenses from net income have been jettisoned for a deeper analysis of those exact expenses and charges.

PORTFOLIO PERFORMANCE

   This unique market environment lends itself to the vigorous fixed-income research process of Conseco Capital Management, Inc. ("CCM"). CCM's investment process surrounds companies, and does not rely on Wall Street research for analysis. By talking with competitors, distributors, suppliers and senior management, our analysts, traders and portfolio managers work together to learn about the company and know it as well as they know themselves. The information obtained during this due diligence process is stress-tested to see how a company can withstand various economic and business scenarios. A disciplined, bottom-up research process is critical to avoiding catastrophes in the marketplace.

   Bonds represent an important component to risk management and asset allocation, and should continue to provide value to a portfolio amidst a low interest rate environment. Investment-grade bonds have posted strong returns in 2000 and 2001, and we still find value in this market. High-yield bonds, or those bonds ranked below investment grade, have continued trends of cheap valuations and sub-par performance as an asset class. We believe the current environment to be favorable for the future of high-yield bonds. High-yield bonds historically have provided above-average returns as the economy starts to expand after a contraction. Several rating agencies, such as Standard and Poor's, anticipate the default rate on high-yield bonds to drop over the next couple of quarters.

   Choosing the right equity managers during a bear market can be a challenge for investors. Managers that maintain a disciplined research process often prevail at the top of their peer group over the long run.

   Sub-advised by Chicago Equity Partners, LLP, the Equity Portfolio sought a balance between growth and value midcap stocks by identifying companies with attractive valuations that exhibit positive momentum and solid earnings quality.

   Combining two robust investment processes into one is the Balanced Portfolio, which is comanaged by Chicago Equity Partners and CCM's fixed income team. By maintaining an asset allocation mix of approximately 60% equities and 40% fixed-income securities, the Portfolio has continued to produce stable results.

AVOIDING PARALYSIS

   While there is no way to predict the end of the bear market or how long it will take to recover from the setbacks, the worst thing an investor can do is to panic. Remember, bull markets always follow bear markets as surely as day follows night. There will be no way to participate in future gains by not being invested. Benjamin Franklin once stated, "You may delay, but time will not." Time is your ally and a bear market can present an opportunity to "feed the bear" through dollar cost averaging and accumulating more shares at a cheaper price.

   Thank you for your continued support and confidence. We are committed to doing all we can to maintain your trust, and we look forward to helping you meet your future investment needs.

Sincerely,

MAXWELL E. BUBLITZ, CFA

President & Trustee
Conseco Series Trust

President & CEO
Conseco Capital Management, Inc.

CONSECO SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2002 (unaudited)

==================================================================================================================================
                                                                                            CONSECO
                                                                                           20 FOCUS                 EQUITY
                                                                                           PORTFOLIO               PORTFOLIO
==================================================================================================================================
ASSETS:
   Investments in securities at cost.........................................           $ 1,957,837              $196,300,330
----------------------------------------------------------------------------------------------------------------------------------

   Investments in securities at value........................................           $ 1,272,617              $208,812,286
   Interest and dividends receivable.........................................                   556                   160,646
   Receivable for securities sold............................................                    --                 9,151,562
   Receivable for shares sold................................................                 1,882                    12,923
   Cash......................................................................                 2,942                        --
   Prepaid assets............................................................                    39                    25,222
   Receivable from Conseco...................................................                 3,039                        --
----------------------------------------------------------------------------------------------------------------------------------
     Total assets............................................................             1,281,075               218,162,639
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS:
   Payable to Conseco, Inc. and subsidiaries.................................                    --                   270,355
   Accrued expenses..........................................................                 4,597                    27,441
   Payable to custodian......................................................                    --                   409,639
   Payable for securities purchased..........................................                                       7,925,417
   Payable for shares redeemed...............................................                    --                   341,725
----------------------------------------------------------------------------------------------------------------------------------
     Total liabilities.......................................................                 4,597                 8,974,577
----------------------------------------------------------------------------------------------------------------------------------
       Net assets............................................................           $ 1,276,478              $209,188,062
==================================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital...........................................................           $ 5,185,789              $234,887,644
   Accumulated undistributed net investment  income (loss)...................                (7,293)                  288,057
   Accumulated undistributed net realized loss on investments................            (3,216,798)              (38,499,595)
   Net unrealized appreciation (depreciation) on investments.................              (685,220)               12,511,956
----------------------------------------------------------------------------------------------------------------------------------
       Net assets............................................................           $ 1,276,478              $209,188,062
==================================================================================================================================
Shares outstanding (unlimited shares authorized).............................               452,826                12,227,013
Net asset value, redemption price and offering price per share...............                $ 2.82                   $ 17.11
==================================================================================================================================


STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (unaudited)
==================================================================================================================================
                                                                                            CONSECO
                                                                                           20 FOCUS                 EQUITY
                                                                                           PORTFOLIO               PORTFOLIO
==================================================================================================================================
INVESTMENT INCOME:
   Interest..................................................................           $     2,453              $     36,496
   Dividends.................................................................                 6,427                 1,498,108
----------------------------------------------------------------------------------------------------------------------------------
     Total investment income.................................................                 8,880                 1,534,604
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees..................................................                 9,844                   736,596
   Distribution fees.........................................................                 3,516                   283,306
   Administration fee........................................................                 2,110                   162,911
   Custody fees..............................................................                 9,032                     8,556
   Audit fees................................................................                 1,103                    23,208
   Reports-- printing........................................................                   531                    47,832
   Trustee fees and expenses.................................................                   375                    20,614
   Insurance.................................................................                    13                       629
   Legal.....................................................................                   362                     7,918
   Other.....................................................................                   194                     3,911
----------------------------------------------------------------------------------------------------------------------------------
     Total expenses..........................................................                27,080                 1,295,481
----------------------------------------------------------------------------------------------------------------------------------
Less expense reductions and reimbursements (Note 3)..........................               (10,907)                  (48,934)
----------------------------------------------------------------------------------------------------------------------------------
     Net expenses............................................................                16,173                 1,246,547
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)............................................                (7,293)                  288,057
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains (losses) on sales of investments.......................              (817,336)                2,194,614
   Net change in unrealized appreciation or depreciation on investments......              (734,098)               (4,126,363)
----------------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gains (losses) on investments...............            (1,551,434)               (1,931,749)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operation.........................           $(1,558,727)             $ (1,643,692)
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================

        BALANCED                   HIGH YIELD             FIXED INCOME          GOVERNMENT SECURITIES          MONEY MARKET
        PORTFOLIO                   PORTFOLIO               PORTFOLIO                 PORTFOLIO                  PORTFOLIO
=============================================================================================================================

      $63,768,796                 $7,494,200               $58,895,887               $37,837,601               $114,484,680
-----------------------------------------------------------------------------------------------------------------------------

      $58,884,891                 $6,858,137               $58,327,749               $38,371,127               $114,484,680
          608,188                    163,967                   818,152                   329,993                     82,907
          204,678                     43,832                   923,195                   178,460
               --                         --                        --                 1,569,993                  1,938,991
          409,741                         --                        --                        --                         --
            7,704                      3,484                     4,601                     2,539                      7,619
               --                         --                        --                        --                        --
-----------------------------------------------------------------------------------------------------------------------------
       60,115,202                  7,069,420                60,073,697                40,452,112                116,514,197
-----------------------------------------------------------------------------------------------------------------------------

           75,961                      9,063                    58,394                    37,275                     32,450
           13,895                      2,801                     6,682                     5,430                     14,171
               --                     76,185                   137,235                   568,197                     12,425
          190,643                     63,686                 3,383,372                        --                         --
           71,908                     15,313                   482,235                     3,762                        460
-----------------------------------------------------------------------------------------------------------------------------
          352,407                    167,048                 4,067,918                   614,664                     59,506
-----------------------------------------------------------------------------------------------------------------------------
      $59,762,795                 $6,902,372               $56,005,779               $39,837,448               $116,454,691
=============================================================================================================================

      $75,236,311                 $8,065,081               $57,270,786               $39,545,669               $116,438,234
           11,637                       (826)                   25,782                    12,386                     20,934
      (10,601,248)                  (525,820)                 (722,651)                 (254,133)                    (4,477)
       (4,883,905)                  (636,063)                 (568,138)                  533,526                         --
-----------------------------------------------------------------------------------------------------------------------------
      $59,762,795                 $6,902,372               $56,005,779               $39,837,448               $116,454,691
=============================================================================================================================
        5,371,166                    811,671                 5,772,170                 3,365,721                116,438,234
      $     11.13                 $     8.50               $      9.70               $     11.84               $       1.00
=============================================================================================================================




=============================================================================================================================

        BALANCED                   HIGH YIELD             FIXED INCOME          GOVERNMENT SECURITIES          MONEY MARKET
        PORTFOLIO                   PORTFOLIO               PORTFOLIO                 PORTFOLIO                  PORTFOLIO
=============================================================================================================================

      $ 1,167,132                 $  389,466               $ 1,936,341               $   844,272               $  1,116,107
          272,475                         --                        --                        --                         --
-----------------------------------------------------------------------------------------------------------------------------
        1,439,607                    389,466                 1,936,341                   844,272                  1,116,107
-----------------------------------------------------------------------------------------------------------------------------

          220,305                     27,333                   141,559                    80,268                    304,236
           84,733                      9,762                    70,780                    40,134                         --
           50,840                      5,857                    42,468                    24,081                     91,271
           16,774                      9,155                     5,294                     2,012                         39
            6,351                      1,388                     5,649                     4,046                     12,411
           13,786                      1,075                    12,330                     7,235                     27,344
            6,715                        518                     4,923                     2,316                     10,475
              543                         13                       162                       181                        716
            2,077                        259                       774                     1,397                      5,275
              936                        466                       779                       468                      1,983
-----------------------------------------------------------------------------------------------------------------------------
          403,060                     55,826                   284,718                   162,138                    453,750
-----------------------------------------------------------------------------------------------------------------------------
          (30,235)                   (10,921)                  (15,755)                   (9,628)                  (179,937)
-----------------------------------------------------------------------------------------------------------------------------
          372,825                     44,905                   268,963                   152,510                    273,813
-----------------------------------------------------------------------------------------------------------------------------
        1,066,782                    344,561                 1,667,378                   691,762                    842,294
-----------------------------------------------------------------------------------------------------------------------------

       (3,921,907)                  (214,585)                 (323,897)                 (134,072)                    (4,477)
       (1,801,647)                  (466,690)                 (745,220)                  471,534                         --
-----------------------------------------------------------------------------------------------------------------------------
       (5,723,554)                  (681,275)               (1,069,117)                  337,462                     (4,477)
-----------------------------------------------------------------------------------------------------------------------------
      $(4,656,772)                $ (336,714)              $   598,261               $ 1,029,224               $    837,817
=============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED) AND
FOR THE YEAR ENDED DECEMBER 31, 2001

===================================================================================================================================
                                                                                 CONSECO
                                                                                20 FOCUS                          EQUITY
                                                                                PORTFOLIO                        PORTFOLIO
                                                                    -----------------------------    -----------------------------
                                                                           2002          2001               2002           2001
===================================================================================================================================
OPERATIONS:
   Net investment income (loss).............................         $    (7,293)  $    (13,464)      $    288,057   $    965,335
   Net realized gains (losses) on sale of investments.......            (817,336)    (1,614,149)         2,194,614    (39,916,833)
   Net change in unrealized appreciation or depreciation
     on investments.........................................            (734,098)       712,751         (4,126,363)     6,829,112
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) from operations..............          (1,558,727)      (914,862)        (1,643,692)   (32,122,386)
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends to shareholders from net investment income.....                  --            --                 --        (965,335)
   Distributions to shareholders of net capital gains.......                  --            --                  --       (777,376)
   Distributions to shareholders in excess of
     net investment income..................................                  --            --                  --           (275)
-----------------------------------------------------------------------------------------------------------------------------------
       Net decrease from dividends and distributions.......                   --            --                  --     (1,742,986)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Shares sold..............................................           5,579,178     11,850,613         21,036,349     17,549,808
   Reinvested dividends and distributions...................                  --            --                  --      1,742,986
   Shares redeemed..........................................          (5,805,865)   (11,554,805)       (44,187,432)   (60,645,530)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) from capital share transactions          (226,687)       295,808        (23,151,083)   (41,352,736)
-----------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets..............          (1,785,414)      (619,054)       (24,794,775)   (75,218,108)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period......................................           3,061,892      3,680,946        233,982,837    309,200,945
-----------------------------------------------------------------------------------------------------------------------------------
   End of period............................................         $ 1,276,478   $  3,061,892       $209,188,062   $233,982,837
-----------------------------------------------------------------------------------------------------------------------------------
   Including undistributed net investment income (loss) of..              (7,293)            --            288,057             --

SHARE DATA:
   Shares sold..............................................           1,223,616      2,098,529          1,187,702        949,459
   Reinvested dividends and distributions...................                  --            --                  --        100,751
-----------------------------------------------------------------------------------------------------------------------------------
       Total................................................           1,223,616      2,098,529          1,187,702      1,050,210
   Shares redeemed..........................................          (1,439,660)    (1,863,659)        (2,485,682)    (3,435,148)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)..............................            (216,044)       234,870         (1,297,980)    (2,384,938)
-----------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding
       Beginning of period..................................             668,870        434,000         13,524,993     15,909,931
-----------------------------------------------------------------------------------------------------------------------------------
       End of period........................................             452,826        668,870         12,227,013     13,524,993
===================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================
            BALANCED                   HIGH YIELD                FIXED INCOME             GOVERNMENT SECURITIES
            PORTFOLIO                   PORTFOLIO                  PORTFOLIO                     PORTFOLIO
----------------------------  --------------------------  ---------------------------   --------------------------
       2002          2001           2002           2001        2002           2001            2002          2001
====================================================================================================================

 $  1,066,782   $ 2,392,739   $   344,561   $   658,954   $  1,667,378   $  2,949,472   $    691,762   $ 1,233,122
   (3,921,907)   (6,654,768)     (214,585)     (311,235)      (323,897)       503,359       (134,072)      522,420

   (1,801,647)   (1,269,788)     (466,690)     (175,497)      (745,220)        30,124        471,534      (356,612)
--------------------------------------------------------------------------------------------------------------------
   (4,656,772)   (5,531,817)     (336,714)      172,222        598,261      3,482,955      1,029,224     1,398,930
--------------------------------------------------------------------------------------------------------------------
   (1,055,238)   (2,392,676)     (339,178)     (665,163)    (1,641,656)    (2,948,444)      (679,504)   (1,230,564)
           --        (7,142)           --            --            --             --             --            --
           --            --            --            --            --             --             --            --
--------------------------------------------------------------------------------------------------------------------
   (1,055,238)   (2,399,818)     (339,178)     (665,163)    (1,641,656)    (2,948,444)      (679,504)   (1,230,564)
--------------------------------------------------------------------------------------------------------------------

    2,572,981    14,310,975    11,335,597    17,642,570     13,235,565     34,824,559     22,358,444    31,610,637
    1,055,238     2,399,818       339,178       665,163      1,641,656      2,948,444        679,504     1,230,564
   (9,788,591)  (12,499,213)  (11,187,916)  (14,763,686)   (18,476,655)   (15,091,638)   (14,817,616)  (20,575,573)
--------------------------------------------------------------------------------------------------------------------
   (6,160,372)    4,211,580       486,859     3,544,047     (3,599,434)    22,681,365      8,220,332    12,265,628
--------------------------------------------------------------------------------------------------------------------
  (11,872,382)   (3,720,055)     (189,033)    3,051,106     (4,642,829)    23,215,876      8,570,052    12,433,994
--------------------------------------------------------------------------------------------------------------------

   71,635,177    75,355,232     7,091,405     4,040,299     60,648,608     37,432,732     31,267,396    18,833,402
--------------------------------------------------------------------------------------------------------------------
 $ 59,762,795   $71,635,177   $ 6,902,372   $ 7,091,405   $ 56,005,779   $ 60,648,608   $ 39,837,448   $31,267,396
--------------------------------------------------------------------------------------------------------------------
       11,637            93          (826)       (6,209)        25,782             60         12,385           128

      212,729     1,148,664     1,223,773     1,781,269      1,342,825      3,483,618      1,898,840     2,686,067
       90,911       194,611        37,376        68,236        167,074        289,942         58,042       104,754
--------------------------------------------------------------------------------------------------------------------
      303,640     1,343,275     1,261,149     1,849,505      1,509,899      3,773,560      1,956,882     2,790,821
     (824,352)   (1,053,291)   (1,214,036)   (1,486,077)    (1,876,729)    (1,522,771)    (1,263,836)   (1,750,305)
--------------------------------------------------------------------------------------------------------------------
     (520,712)      289,984        47,113       363,428       (366,830)     2,250,789        693,046     1,040,516
--------------------------------------------------------------------------------------------------------------------
    5,891,878     5,601,894       764,558       401,130      6,139,000      3,888,211      2,672,675     1,632,159
--------------------------------------------------------------------------------------------------------------------
    5,371,166     5,891,878       811,671       764,558      5,772,170      6,139,000      3,365,721     2,672,675
====================================================================================================================

===============================
        MONEY MARKET
          PORTFOLIO
-------------------------------
       2002            2001
===============================

$     842,294    $   4,112,174
       (4,477)          20,934

           --               --
-------------------------------
      837,817        4,133,108
-------------------------------
     (842,294)      (4,112,174)
          --                --
          --                --
-------------------------------
     (842,294)      (4,112,174)
-------------------------------

  599,685,304      502,042,806
      842,294        4,112,174
 (613,598,205)    (473,262,578)
-------------------------------
  (13,070,607)      32,892,402
-------------------------------
  (13,075,084)      32,913,336
-------------------------------

  129,529,775       96,616,439
-------------------------------
$ 116,454,691    $ 129,529,775
-------------------------------
           --               --

  599,685,304      502,042,806
      842,294        4,112,174
-------------------------------
  600,527,598      506,154,980
 (613,598,205)    (473,262,578)
-------------------------------
  (13,070,607)      32,892,402
-------------------------------
  129,508,841       96,616,439
-------------------------------
  116,438,234      129,508,841
===============================

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
CONSECO 20 FOCUS PORTFOLIO

================================================================================
PORTFOLIO MANAGER'S REVIEW

HOW DID THE PORTFOLIO PERFORM RELATIVE TO ITS BENCHMARK?

   The Conseco 20 Focus Portfolio returned -38.43% for the six month period ended June 30, 2002.(1) This compares to -13.16% for the benchmark S&P 500 Index and -3.22% for the benchmark S&P MidCap 400 Index.

WHAT CAUSED THE VARIANCE IN PERFORMANCE BETWEEN THE PORTFOLIO AND ITS BENCHMARK?

   On the economic front, economists generally expect 2%-3% Gross Domestic Product growth for the second quarter, following a 6% gain in the first quarter, which was the fastest rate of growth in two years. Unemployment rates have likely stabilized at the 5.8% level, while recent payroll figures suggest that hiring is beginning to increase, albeit slowly. Microsoft, Inc. recently announced the decision to increase their sales force by 450, the biggest increase in years. Factory production activity improved at its fastest pace in over two years, reflecting the desire by manufacturers to increase inventories from unsustainably low levels. Throughout the downturn, consumers have remained the backbone of the economy, and even now, new home construction and related retail sales remain on the increase. Inflation is running at close to zero, providing excellent purchasing power, and productivity gains are well above historical norms. And yet, in spite of all this good news, the stock market, as measured by the S&P 500 and NASDAQ, declined significantly in the second quarter, reaching September 21, 2001, lows.

WHICH PORTFOLIO HOLDINGS MOST ENHANCED THE PORTFOLIO'S PERFORMANCE?

   During the first half of 2002, the Conseco 20 Focus Portfolio's top performing stocks were Applied Materials, Inc., Merck & Co., Inc. and MBNA Corp.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?

   During the first half of 2002, the Conseco 20 Focus Portfolio's worst performing stocks were Vitesse Semiconductor Corp., Ciena Corp. and Juniper Networks, Inc.

WHAT IS YOUR OUTLOOK FOR THE REST OF THE FISCAL YEAR?

   Corporate governance and fraud are real issues, which must be dealt with swiftly and judiciously. Eventually, there will be some good news, a point that is easily overlooked and even thought impossible at times like these. We will eventually return to a period of market normalcy, marked by neither the excessive optimism of the late '90s nor the excessive pessimism of the current period. In a transition to normalcy, we expect the technology, financial services and healthcare sectors will outperform as investors focus on growth opportunities rather than defensive safe havens.

Oak Associates, ltd.

--------------------------------------------------------------------------------
   Oak Associates, ltd. ("Oak") sub-advises the Portfolio. Founded in 1985, Oak--known for exceptionally low-turnover, aggressive growth performance--has taxable and tax-exempt assets under management for more than 100 institutional clients, as well as three no-load mutual funds.
--------------------------------------------------------------------------------


(1) Past performance is no guarantee of future results. Your investment return and principal, and your shares may be worth more or less than their original costs. Performance is shown without separate account expenses.

CONSECO SERIES TRUST
CONSECO 20 FOCUS PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (97.3%)

BUSINESS SERVICES (10.4%)
    1,400  Advent Software, Inc. (a)............................... $     35,980
    2,700  Brocade Communications Systems, Inc. (a)................       47,196
    2,500  VERITAS Software Corp. (a)..............................       49,475
                                                                    ------------
                                                                         132,651
                                                                    ------------

CHEMICALS AND ALLIED PRODUCTS (12.9%)
    1,000  Eli Lilly & Co..........................................       56,400
      900  Merck & Co., Inc........................................       45,576
    1,800  Pfizer, Inc.............................................       63,000
                                                                    ------------
                                                                         164,976
                                                                    ------------

DEPOSITORY INSTITUTIONS (4.6%)
    1,500  Citigroup, Inc..........................................       58,125
                                                                    ------------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (13.5%)
    7,000  Atmel Corp. (a).........................................       43,820
    1,100  Linear Technology Corp..................................       34,573
    1,400  Maxim Integrated Products, Inc. (a).....................       53,662
    1,800  Xilinx, Inc. (a)........................................       40,374
                                                                    ------------
                                                                         172,429
                                                                    ------------

INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (21.6%)
    2,400  Applied Materials, Inc. (a).............................       45,648
    4,600  Cisco Systems, Inc. (a).................................       64,170
    6,900  EMC Corp. (a)...........................................       52,095
    7,700  Extreme Networks, Inc. (a)..............................       75,229
    6,700  Juniper Networks, Inc. (a)..............................       37,855
                                                                    ------------
                                                                         274,997
                                                                    ------------

INSURANCE CARRIERS (3.7%)
      700  American International Group, Inc. .....................       47,761
                                                                    ------------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (5.1%)
    1,500  Medtronic, Inc. ........................................       64,275
                                                                    ------------

NONDEPOSITORY CREDIT INSTITUTION (4.9%)
    1,900  MBNA Corp...............................................       62,833
                                                                    ------------

SECURITY AND COMMODITY BROKERS (9.8%)
    5,800  Charles Schwab Corp.....................................       64,960
    1,400  Morgan Stanley Dean Witter & Co.........................       60,312
                                                                    ------------
                                                                         125,272
                                                                    ------------

SEMICONDUCTORS, RELATED DEVICES (5.2%)
    4,300  PMC-Sierra, Inc. (a)....................................       39,861
    8,400  Vitesse Semiconductor Corp. (a).........................       26,124
                                                                    ------------
                                                                          65,985
                                                                    ------------

CONSECO SERIES TRUST
CONSECO 20 FOCUS PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT, FIBER OPTICS (3.1%)
   15,000  JDS Uniphase Corp. (a).................................. $     40,050
                                                                    ------------

TELEPHONE AND TELEGRAPH APPARATUS (2.5%)
    7,700  CIENA Corp. (a).........................................       32,263
                                                                    ------------
           TOTAL COMMON STOCK (COST $1,926,837) ...................    1,241,617
                                                                    ------------

SHORT-TERM INVESTMENTS (2.4%)
   31,000  Nations Treasury Reserve................................       31,000
                                                                    ------------
           TOTAL SHORT-TERM INVESTMENTS (COST $31,000).............       31,000
                                                                    ------------

TOTAL INVESTMENTS (COST $1,957,837) (99.7%)........................    1,272,617
                                                                    ------------
Other assets, less liabilities (0.3%)..............................        3,861
                                                                    ------------
TOTAL NET ASSETS (100.0%).......................................... $  1,276,478
                                                                    ------------
-------------------------------------------------------------------
(a) Non-income producing security.

CONSECO SERIES TRUST
EQUITY PORTFOLIO


================================================================================
PORTFOLIO MANAGER'S REVIEW

HOW DID THE PORTFOLIO PERFORM RELATIVE TO ITS BENCHMARK?

   The Equity Portfolio posted a return of -1.10% for the six months ended June 30, 2002.(1) Over a similar period, the benchmark, the S&P 500 Index returned -13.16%. The equity markets where flat during the first quarter, but they experienced a downturn in the second quarter as weak corporate profits, threat of terrorism and geopolitical instability stalled the markets' recovery.

WHAT CAUSED THE VARIANCE IN PERFORMANCE BETWEEN THE PORTFOLIO AND ITS BENCHMARK?

   The Portfolio's performance can be attributed to the weakness in the overall equity markets during the second quarter and the Portfolio's exposure to technology and telecommunication stocks. Over the last six months, the market has been divided with some stocks posting double-digit gains despite the weaker markets as companies exhibiting predictable earnings and lower P/Es produced the best returns. The Portfolio was exposed to the positive characteristics within the market but was not immune to the factors that led the market downward during the second quarter. These factors were a lack of future earnings growth and concerns about corporate governance.

WHICH PORTFOLIO HOLDINGS ENHANCED THE PORTFOLIO'S PERFORMANCE?

   The best performing sectors were the financial, consumer staple and industrial sectors, while stock selection in the technology and the healthcare sectors contributed the most on a relative basis. Within the financial sector, GreenPoint Financial Corp., a bank holding company, benefited through the mortgage and refinancing boom due to some of the lowest interest rates in 40 years. Another strong performer in the financial sector, Fidelity National Financial, Inc., provides title insurance and services and saw a strong flow of business due to mortgage refinancing. Within the consumer staples sector, Tyson Foods, Inc. and The Pepsi Bottling Group, Inc. produced returns of 35% as investors fled to the safe defensive stocks which typically perform best during market downturns. Within the industrials sector, Apollo Group, Inc. and Rockwell Collins, Inc. performed the best.

   Other names that performed well were Fortune Brands, Inc., ITT Industries, Inc., Wendy's International, Wellpoint Health Network, Inc. and Amerada Hess Corp.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?

   The technology stocks, specifically within the software and the semiconductor industries, sold off during the first half of the year as overcapacity issues and the strong growth demonstrated during the late '90s was not sustainable. Holdings that detracted from performance were graphics processor manufacturer NVIDIA Corp. which was last year's best performing stock. Polycom, Inc. and Brocade Communication Systems, Inc., all within the technology sector, were also detractors from performance. Another factor that affected the performance of technology stocks was the meltdown of the telecommunications industry which was battered by accounting scandals and bankruptcies.

WHAT IS YOUR OUTLOOK FOR THE REST OF THE FISCAL YEAR?

   In 2002, there has been a disconnect between the U.S. equity markets and the U.S economy. The economy is showing signs of a moderate recovery from 2001's recession as Gross Domestic Product (GDP), a measure of economic health, rose an inflation-adjusted 6.1% (annualized) in the first quarter. The forecast for the second half of the year is 3.5%. By historical standards, the growth rate is considered slower than typical in the early stages of a recovery, though it does surpass last year's anemic growth of 1.2%. The catalyst for growth in the economy is the booming housing market thanks in part to low interest rates, increased federal spending related to the war on terrorism and fiscal stimulus which is giving the economy a boost.

   The factors affecting the U.S. equity markets will be the accuracy of corporate accounting and the ethics of executives which adversely affect the financial markets and, more importantly, investor confidence. The good news is that the quality of earnings is now likely to improve dramatically as a consequence of the corporate accounting and governance crisis since officers who make false certifications will face personal liability. As investors regain confidence in the market coupled with recovering earnings and a steady economy, the U.S. equity markets will show signs of a recovery during the second half of 2002.

Chicago Equity Partners, LLP

--------------------------------------------------------------------------------
   Chicago Equity Partners, LLP ("CEP") sub-advises the Portfolio with a history dating back to 1989, CEP--known for low-turnover growth performance--has taxable and tax-exempt assets under management for more than 100 institutional clients.
--------------------------------------------------------------------------------


(1) Past performance is no guarantee of future results. Your investment return and principal, and your shares may be worth more or less than their original costs. Performance is shown without separate account expenses.

CONSECO SERIES TRUST
EQUITY PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (99.8%)

AMUSEMENT AND RECREATION SERVICES (0.4%)
    22,900 Westwood One, Inc. (a)................................  $    765,318
                                                                   ------------

APPAREL AND ACCESSORY STORES (0.4%)
    36,000 Abercrombie & Fitch Co.--Class A (a)..................       868,320
                                                                   ------------

APPAREL AND OTHER FINISHED PRODUCTS MADE FROM FABRICS AND
  SIMILAR MATERIALS (1.1%)
    40,800 Jones Apparel Group, Inc. (a).........................     1,530,000
    16,700 Ross Stores, Inc......................................       680,525
                                                                   ------------
                                                                      2,210,525
                                                                   ------------

AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (0.4%)
    53,000 AutoNation, Inc. (a)..................................       768,500
                                                                   ------------

BUILDING CONSTRUCTION GENERAL CONTRACTORS AND
  OPERATIVE BUILDERS (1.8%)
    63,100 D.R. Horton, Inc......................................     1,642,493
    24,400 Lennar Corp...........................................     1,493,280
    12,500 Pulte Homes, Inc......................................       718,500
                                                                   ------------
                                                                      3,854,273
                                                                   ------------

BUSINESS SERVICES (6.9%)
    32,300 Adobe Systems, Inc....................................       920,550
    33,500 Brocade Communications Systems, Inc. (a)..............       585,580
    39,200 Cadence Design Systems, Inc. (a)......................       631,904
    26,700 Computer Sciences Corp. (a)...........................     1,276,260
    11,100 Deluxe Corp...........................................       431,679
    17,900 Electronic Arts, Inc. (a).............................     1,182,295
     5,400 Expedia, Inc.--Class A (a)............................       320,166
    25,500 Fiserv, Inc. (a)......................................       936,105
     7,900 Hotels.com--Class A (a)...............................       333,617
    38,300 Interpublic Group Companies, Inc......................       948,308
    40,700 Intuit, Inc. (a)......................................     2,023,604
     5,400 Pixar, Inc. (a).......................................       238,140
    23,800 Sabre Holdings Corp. (a)..............................       852,040
    40,300 SunGard Data Systems, Inc. (a)........................     1,067,144
    45,300 Sybase, Inc. (a)......................................       477,915
    44,300 Symantec Corp. (a)....................................     1,455,255
    37,000 United Rentals, Inc. (a)..............................       806,600
                                                                   ------------
                                                                     14,487,162
                                                                   ------------

CHEMICALS AND ALLIED PRODUCTS (5.3%)
    22,300 Ashland, Inc..........................................       903,150
     4,800 Barr Laboratories, Inc. (a)...........................       304,944
    17,100 Cabot Corp............................................       489,915
    24,200 Chiron Corp. (a)......................................       855,470
    38,600 Clorox Co.............................................     1,596,110
    35,600 Gilead Sciences, Inc. (a).............................     1,170,528
    47,500 Immunex Corp.  (a)....................................     1,061,150
    26,700 Lubrizol Corp.........................................       894,450

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
EQUITY PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
    26,200 Mylan Laboratories, Inc................................ $    821,370
    29,100 PPG Industries, Inc....................................    1,801,290
    19,600 Praxair, Inc...........................................    1,116,612
                                                                   ------------
                                                                     11,014,989
                                                                   ------------

COAL MINING (0.4%)
    32,400 Peabody Energy Corp....................................      916,920
                                                                   ------------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (1.3%)
     8,600 Centurytel, Inc........................................      253,700
    15,900 Cox Radio, Inc. (a)....................................      383,190
    21,800 Hispanic Broadcasting Corp. (a)........................      568,980
    11,020 Telephone and Data Systems, Inc........................      667,261
    19,800 USA Interactive (a)....................................      464,310
    14,900 West Corp. (a).........................................      328,694
                                                                   ------------
                                                                      2,666,135
                                                                   ------------

DEPOSITORY INSTITUTIONS (8.2%)
    64,570 Associated Banc-Corp...................................    2,434,935
    31,700 Astoria Financial Corp.................................    1,015,985
    56,500 Bancorpsouth, Inc......................................    1,141,300
    38,900 Compass Bancshares, Inc................................    1,307,040
    54,200 First Tennessee National Corp..........................    2,075,860
    39,700 GreenPoint Financial Corp..............................    1,949,270
    14,500 M&T Bank Corp..........................................    1,243,520
    65,100 North Fork Bancorporation,  Inc........................    2,591,631
    41,100 Regions Financial Corp.................................    1,444,665
    35,250 Union Planters Corp....................................    1,141,043
    23,000 Webster Financial Corp.................................      879,520
                                                                   ------------
                                                                     17,224,769
                                                                   ------------

EATING AND DRINKING PLACES (2.2%)
     6,200 Applebees International, Inc...........................      142,290
    41,400 Viad Corp..............................................    1,076,400
    33,500 Wendy's International, Inc.............................    1,334,305
    69,300 Yum! Brands, Inc. (a)..................................    2,027,025
                                                                   ------------
                                                                      4,580,020
                                                                   ------------

EDUCATIONAL SERVICES (1.3%)
    34,660 Apollo Group, Inc. (a).................................    1,366,297
    13,200 SLM Corp...............................................    1,279,080
                                                                   ------------
                                                                      2,645,377
                                                                   ------------

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (7.4%)
    34,600 Allete, Inc............................................      937,660
     6,800 American Water Works, Inc..............................      293,828
    24,700 Cinergy Corp...........................................      888,953
    23,300 DTE Energy Co..........................................    1,040,112
    55,500 Entergy Corp...........................................    2,355,420
    55,800 Equitable Resources, Inc...............................    1,913,940

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
EQUITY PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
    46,709 FirstEnergy Corp....................................... $  1,559,146
    21,450 FPL Group, Inc.........................................    1,286,785
    25,700 Nicor, Inc.............................................    1,175,775
    28,100 Pinnacle West Capital, Inc.............................    1,109,950
    50,400 Republic Services, Inc. (a)............................      961,128
    87,800 Sempra Energy..........................................    1,943,014
                                                                   ------------
                                                                     15,465,711
                                                                   ------------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (6.9%)
    45,500 Altera Corp. (a).......................................      618,800
    38,300 American Power Conversion Co. (a)......................      483,729
     8,200 Eastman Kodak Co.......................................      239,194
    18,900 Energizer Holdings, Inc. (a)...........................      518,238
    15,400 Fairchild Semiconductor Intl.--Class A (a).............      374,220
    12,700 Integrated Device Technology, Inc.  (a)................      230,378
    20,700 International Rectifier Corp. (a)......................      603,405
    17,900 Intersil Holding Corp. (a).............................      382,702
    20,700 Kemet Corp. (a)........................................      369,702
    52,300 Microchip Technology, Inc. (a).........................    1,434,589
    36,400 Molex, Inc.............................................    1,220,492
    27,000 National Semiconductor Corp. (a).......................      787,590
    13,300 Network Appliance, Inc. (a)............................      165,452
    18,700 NVIDIA Corp. (a).......................................      321,266
     6,700 Polycom, Inc. (a)......................................       80,333
    13,900 QLogic Corp. (a).......................................      529,590
    52,700 Rockwell Collins, Inc..................................    1,445,034
    71,400 Scana Corp.............................................    2,204,118
    24,500 Scientific-Atlanta, Inc................................      403,025
    25,400 UTStarcom, Inc. (a)....................................      512,318
    29,000 Vishay Intertechnology, Inc. (a).......................      638,000
    12,200 Whirlpool Corp.........................................      797,392
                                                                   ------------
                                                                     14,359,567
                                                                   ------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT SERVICES (1.2%)
    15,500 Cephalon, Inc. (a).....................................      700,600
    14,200 DST Systems, Inc. (a)..................................      649,082
    24,100 The Dun & Bradstreet Corp. (a).........................      796,505
    16,400 Pharmaceutical Product Development, Inc. (a)...........      431,976
                                                                   ------------
                                                                      2,578,163
                                                                   ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY AND TRANSPORTATION
  EQUIPMENT (1.0%)
    38,300 Fortune Brands, Inc....................................    2,144,800
                                                                   ------------

FOOD AND KINDRED PRODUCTS (3.3%)
    10,500 Adolph Coors Co.--Class B..............................      654,150
    57,500 Conagra, Inc...........................................    1,589,875
    43,000 McCormick & Co., Inc...................................    1,107,250
    35,700 The Pepsi Bottling Group, Inc..........................    1,099,560

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
EQUITY PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
   109,200 Tyson Foods, Inc.--Class A............................. $  1,693,692
    13,700 Wm. Wrigley Jr. Co.....................................      758,295
                                                                   ------------
                                                                      6,902,822
                                                                   ------------

FOOD STORES (0.8%)
    52,300 Albertson's, Inc.......................................    1,593,058
                                                                   ------------

FURNITURE AND FIXTURES (2.3%)
    26,230 Hillenbrand Industries, Inc............................    1,472,815
    20,600 Johnson Controls, Inc..................................    1,681,166
    37,800 Lear Corp. (a).........................................    1,748,250
                                                                   ------------
                                                                      4,902,231
                                                                   ------------

GENERAL MERCHANDISE STORES (1.8%)
    29,700 Dillard's, Inc.--Class A...............................      780,813
    40,300 Family Dollar Stores, Inc..............................    1,420,575
    32,600 Federated Department Stores, Inc. (a)..................    1,294,220
    25,800 Foot Locker, Inc. (a)..................................      372,810
                                                                   ------------
                                                                      3,868,418
                                                                   ------------

HEALTH SERVICES (2.4%)
    25,500 Coventry Health Care, Inc. (a).........................      724,710
    42,000 Davita, Inc. (a).......................................      999,600
    12,200 Express Scripts, Inc. (a)..............................      611,342
    28,900 First Health Group Corp. (a)...........................      810,356
    14,600 Quest Diagnostics, Inc. (a)............................    1,256,330
    16,200 Triad Hospitals, Inc. (a)..............................      686,556
                                                                   ------------
                                                                      5,088,894
                                                                   ------------

HOME FURNITURE AND EQUIPMENT STORES (0.9%)
    42,500 Pier 1 Imports, Inc....................................      892,500
    35,300 Williams-Sonoma, Inc. (a)..............................    1,082,298
                                                                   ------------
                                                                      1,974,798
                                                                   ------------

HOTELS, OTHER LODGING PLACES (0.8%)
    20,100 Marriott International, Inc............................      764,805
    92,100 Park Place Entertainment (a)...........................      944,025
                                                                   ------------
                                                                      1,708,830
                                                                   ------------

INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (4.6%)
    18,100 Diebold, Inc...........................................      674,044
    10,200 Emulex Corp. (a).......................................      229,602
    33,717 FMC Technologies, Inc. (a).............................      699,965
    19,200 Harris Corp............................................      695,808
    20,800 Lexmark International, Inc. (a)........................    1,131,520
    25,200 Novellus Systems, Inc. (a).............................      856,800
    31,200 Pentair, Inc...........................................    1,500,096
    14,100 The Stanley Works......................................      578,241
    32,300 Storage Technology Corp. (a)...........................      515,831

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
EQUITY PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
    76,300 Unisys Corp. (a).......................................$     686,700
    29,800 Varian Medical Systems, Inc. (a).......................    1,208,390
    15,500 Zebra Technologies Corp.--Class A (a)..................      747,410
                                                                   ------------
                                                                      9,524,407
                                                                   ------------

INSURANCE CARRIERS (7.3%)
    17,230 Ambac Financial Group, Inc.............................    1,157,856
    13,700 Anthem, Inc. (a).......................................      924,476
    34,480 Fidelity National Financial, Inc.......................    1,089,568
    54,400 Old Republic International Corp........................    1,713,600
    30,800 Oxford Health Plans (a)................................    1,430,968
    26,200 The PMI Group, Inc.....................................    1,000,840
    55,000 Protective Life Corp...................................    1,820,500
    32,100 Radian Group, Inc......................................    1,568,085
    17,400 Stancorp Financial Group...............................      965,700
    42,800 Torchmark Corp.........................................    1,634,960
     5,700 Trigon Healthcare, Inc. (a)............................      573,306
    18,700 Wellpoint Health Networks, Inc. (a)....................    1,455,047
                                                                   ------------
                                                                     15,334,906
                                                                   ------------

LUMBER AND WOOD PRODUCTS (0.2%)
    19,500 Georgia-Pacific Corp...................................      479,310
                                                                   ------------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (2.8%)
    11,360 Allergan, Inc..........................................      758,280
    53,500 Becton  Dickinson Co...................................    1,843,075
    11,300 Dentsply International, Inc............................      417,083
    25,800 KLA-Tencor Corp. (a)...................................    1,134,942
    24,400 St. Jude Medical, Inc. (a).............................    1,801,940
                                                                   ------------
                                                                      5,955,320
                                                                   ------------

METAL MINING (0.4%)
    48,200 Freeport McMoRan Copper & Gold, Inc. (a)...............      860,370
                                                                   ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES (1.2%)
    28,800 Callaway Golf Co. .....................................      456,192
    72,300 Mattel, Inc............................................    1,524,084
    14,500 Reebok International, Ltd. (a).........................      427,750
                                                                   ------------
                                                                      2,408,026
                                                                   ------------

MISCELLANEOUS RETAIL (1.8%)
    42,400 Borders Group, Inc. (a)................................      780,160
    32,000 Dollar Tree Stores, Inc. (a)...........................    1,261,120
    20,400 Michael's Stores, Inc. (a).............................      795,600
    52,800 Office Depot, Inc. (a).................................      887,040
                                                                   ------------
                                                                      3,723,920
                                                                   ------------

MOTION PICTURES (0.1%)
     8,000 Blockbuster, Inc.......................................      215,200
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
EQUITY PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
NON-DEPOSITORY CREDIT INSTITUTIONS (1.4%)
    23,600 Americredit Corp. (a).................................. $    661,980
    45,500 Countrywide Credit Industries, Inc.....................    2,195,375
                                                                   ------------
                                                                      2,857,355
                                                                   ------------

OIL AND GAS EXTRACTION (3.8%)
    35,080 Apache Corp............................................    2,016,398
    29,500 BJ Services Co. (a)....................................      999,460
    30,100 Ensco International, Inc...............................      820,526
    17,890 Helmerich & Payne, Inc.................................      639,031
    28,800 Newfield Exploration Co. (a)...........................    1,070,496
    34,400 Tidewater, Inc.........................................    1,132,448
    62,400 XTO Energy Corp........................................    1,285,440
                                                                   ------------
                                                                      7,963,799
                                                                   ------------

PAPER AND ALLIED PRODUCTS (1.2%)
    64,100 Pactiv Corp. (a).......................................    1,525,580
    15,900 Temple-Inland, Inc.....................................      919,974
                                                                   ------------
                                                                      2,445,554
                                                                   ------------

PERSONAL SERVICES (0.6%)
    24,900 H&R Block, Inc.........................................    1,149,135
                                                                   ------------

PETROLEUM REFINING AND RELATED PRODUCTS (1.2%)
    21,900 Amerada Hess Corp......................................    1,806,750
    19,900 Unocal Corp............................................      735,106
                                                                   ------------
                                                                      2,541,856
                                                                   ------------

PRIMARY METAL INDUSTRIES (1.1%)
    35,100 Engelhard Corp.........................................      994,032
    19,500 Nucor Corp.............................................    1,268,280
                                                                   ------------
                                                                      2,262,312
                                                                   ------------

PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (1.0%)
    24,400 The New York Times Co. (a).............................    1,256,600
    11,300 E.W. Scripps Co.--Class A..............................      870,100
                                                                   ------------
                                                                      2,126,700
                                                                   ------------

RAILROAD TRANSPORTATION (0.4%)
    39,100 Norfolk Southern Corp..................................      914,158
                                                                   ------------

REAL ESTATE INVESTMENT TRUST (REITS) (3.8%)
    41,900 General Growth Properties, Inc.........................    2,136,900
    54,400 Hospitality Properties Trust Corp......................    1,985,600
    97,200 Host Marriott Corp. (a)................................    1,098,360
    47,200 Prologis Trust.........................................    1,227,200
    42,100 Public Storage, Inc....................................    1,561,910
                                                                   ------------
                                                                      8,009,970
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
EQUITY PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
REAL ESTATE OPERATORS, AGENTS, MANAGERS (0.3%)
    16,360 Starwood Hotels & Resorts Worldwide, Inc............... $    538,080
                                                                   ------------

SECURITY AND COMMODITY BROKERS (0.8%)
    26,300 Bear Stearns Companies, Inc............................    1,609,560
                                                                   ------------

STONE, CLAY, GLASS, AND CONCRETE PRODUCTS (0.4%)
    21,900 Lafarge North America, Inc.............................      769,785
                                                                   ------------

TOBACCO PRODUCTS (0.4%)
    15,100 R.J. Reynolds Tobacco Holdings, Inc....................      811,625
                                                                   ------------

TEXTILE MILL PRODUCTS (0.5%)
    18,210 Mohawk Industries, Inc. (a)............................    1,120,461
                                                                   ------------

TRANSPORTATION BY AIR (0.1%)
    14,100 Continental Airlines--Class B (a)......................      222,498
                                                                   ------------

TRANSPORTATION EQUIPMENT (3.0%)
    28,600 ITT Industries, Inc....................................    2,019,160
    18,289 Northrop Grumman Corp..................................    2,286,097
    21,850 Paccar, Inc............................................      969,922
     8,800 SPX Corp. (a)..........................................    1,034,000
                                                                   ------------
                                                                      6,309,179
                                                                   ------------

TRANSPORTATION SERVICES (1.0%)
    29,500 C.H. Robinson Worldwide, Inc...........................      989,135
    34,000 Expeditors International of Washington, Inc............    1,127,440
                                                                   ------------
                                                                      2,116,575
                                                                   ------------

WHOLESALE TRADE-DURABLE GOODS (0.5%)
    21,300 Grainger (W.W.), Inc...................................    1,067,130
                                                                   ------------

WHOLESALE TRADE-NON-DURABLE GOODS (1.4%)
    14,700 Amerisourcebergen Corp.................................    1,117,200
    39,200 McKesson Corp. ........................................    1,281,840
     9,700 Sigma-Aldrich Corp. ...................................      486,455
                                                                   ------------
                                                                      2,885,495
                                                                   ------------
           TOTAL COMMON STOCK (COST $196,300,330).................  208,812,286
                                                                   ------------

TOTAL INVESTMENTS (COST $196,300,330) (99.8%).....................  208,812,286
                                                                   ------------
Other assets, less liabilities (0.2%).............................      375,776
                                                                   ------------
TOTAL NET ASSETS (100.0%)......................................... $ 209,188,062
                                                                   ------------
------------------------------------------------------------------
(a) Non-income producing security.


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
BALANCED PORTFOLIO


================================================================================
PORTFOLIO MANAGERS' REVIEW

HOW DID THE PORTFOLIO PERFORM RELATIVE TO ITS BENCHMARK?

   The Balanced Portfolio posted a return of -6.97% for the six months ended June 30, 2002.(1) Over the same period, the benchmarks, the Lehman Brothers
Government/Corporate  Index  returned  3.26%  and  the S&P  500  Index  returned
-13.16%. The equity markets where flat during the first quarter, but they experienced a downturn in the second quarter as weak corporate profits, threat of terrorism and geopolitical instability stalled the markets recovery.

WHAT CAUSED THE VARIANCE IN PERFORMANCE BETWEEN THE PORTFOLIO AND ITS BENCHMARK?

   The Portfolio's outperformance can be attributed to its broadly diversified holdings among economic sectors and stock selection within those sectors. Over the last six months, the market has been divided with some stocks posting double-digit gains despite the weaker markets. We've seen companies exhibiting predictable earnings and lower P/Es produce the best returns. Our strategy is to identify and own quality companies which we believe will outperform their peers, display positive earnings momentum and sell at reasonable valuations.

WHICH PORTFOLIO HOLDINGS ENHANCED THE PORTFOLIO'S PERFORMANCE?

   Stock selection within the financial and the healthcare sectors contributed the most to performance over the six months. Within the banking sector, Bank of America Corp., GreenPoint Financial Corp. and Golden State Bancorp, Inc. were the top performers while diversified financial providers Country Credit Industries, Inc., Capital One Financial Corp. and MGIC Investment Corp. performed well as the financial sector continued to benefit from lower interest rates.

   Once again, the structured securities sectors provided some of the best returns in the fixed-income markets as investors fled to the safety of AAA rated bonds. Commercial mortgage-backed securities, in particular, performed very well as investors sought out incremental yield without taking on credit risk. While we do not believe the returns in the structured securities sector are sustainable, we are reluctant to reduce the position given the volatility elsewhere.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?

   The WorldCom fraud cast doubt on other companies with large capital expenditures. Valuations of every company in the telecommunications and cable/media sectors widened as a result. Prices of our bond holdings in AOL Time Warner, Inc., Comcast Corp. and Dynegy, Inc. declined significantly. This reaction also stung a wide range of stocks with the biggest impact on technology and telecommunications companies including Computer Associates International, Inc., Sprint Corp., NVIDIA Corp. and AT&T Wireless Group, all held in the Portfolio. We continue to hold our investment in these securities, believing that the recent price deterioration is an overreaction to the WorldCom scandal.

WHAT IS YOUR OUTLOOK FOR THE REST OF THE FISCAL YEAR?

   In 2002, there has been a disconnect between the U.S. equity markets and the U.S. economy. The economy is showing signs of a moderate recovery from 2001's recession as Gross Domestic Product (GDP), a measure of economic health, rose an inflation-adjusted 6.1% (annualized) in the first quarter. The GDP forecast for the second half of the year is 3.5%. By historical standards, the growth rate is considered slower than typical in the early stages of a recovery though it does surpass last year's anemic annual growth of 1.2%. The catalyst for growth in the economy is the booming housing market. This is a result of low interest rates, increased federal spending related to the war on terrorism and fiscal stimulus which is giving the economy a boost.

   At CCM, our investment style is to invest in those fixed-income securities that, through our research, we believe are undervalued. We tend to overweight corporate bonds, given our focus on proprietary research, and the long-term propensity of the credit sector to outperform all other sectors. With the corporate bond sector providing some of the worst returns for the bond market over the past three quarters, our style has been challenged over this recent period. Similar to the year 2000, as corporate bonds underperformed the general market, this is a market that will ultimately reward patience. We are not deviating from our investment strategy.

   The accuracy of corporate accounting and the ethics of executives continue to affect the U.S. equity markets, and, more importantly, investor confidence. The good news is the quality of earnings is likely to improve dramatically as a consequence of the increased corporate accounting and governance vigilance. Officers of corporations who make false certifications will now begin to face personal liability. As investors regain confidence in the market, coupled with recovering earnings and a steady economy, we expect the U.S. equity markets to show signs of a recovery during the second half of 2002.

Chicago Equity Partners, LLP                                Gregory J. Hahn, CFA
                                                        Chief Investment Officer
                                                               Portfolio Manager
                                                Conseco Capital Management, Inc.

(1) Past performance is no guarantee of future results. Your investment return and principal, and your shares may be worth more or less than their original costs. Performance is shown without separate account expenses.

CONSECO SERIES TRUST
BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (56.8%)

AMUSEMENT AND RECREATION SERVICES (0.1%)
    2,000  Westwood One, Inc. (a)................................. $     66,840
                                                                   ------------

APPAREL AND OTHER FINISHED PRODUCTS (0.2%)
    2,100  Jones Apparel Group, Inc. (a)..........................       78,750
    1,600  Newell Rubbermaid, Inc.................................       56,096
                                                                   ------------
                                                                        134,846
                                                                   ------------

BUILDING CONSTRUCTION, GENERAL CONSTRUCTION (0.2%)
    2,000  Centex Corp............................................      115,580
                                                                   ------------

BUILDING MATERIALS, HARDWARE, GARDEN--RETAIL (0.9%)
    8,490  The Home Depot, Inc....................................      311,838
    4,400  Lowe's Companies, Inc..................................      199,760
                                                                   ------------
                                                                        511,598
                                                                   ------------

BUSINESS SERVICES (4.0%)
    3,600  Adobe Systems, Inc.....................................      102,600
   19,430  AOL Time Warner, Inc. (a)..............................      285,815
    1,800  Brocade Communications Systems, Inc. (a)...............       31,464
    2,700  Cadence Design Systems, Inc. (a).......................       43,524
   13,000  Cendant Corp. (a)......................................      206,440
    3,300  Computer Sciences Corp. (a)............................      157,740
    1,300  eBAY, Inc. (a).........................................       80,106
    2,000  Electronic Arts, Inc. (a)..............................      132,100
    6,260  First Data Corp........................................      232,872
      500  Hotels.com, Inc.--Class A (a)..........................       21,115
    2,400  Intuit, Inc. (a).......................................      119,328
   13,670  Microsoft Corp. (a)....................................      747,749
    4,700  Symantec Corp. (a).....................................      154,395
    4,000  United Rentals, Inc. (a)...............................       87,200
                                                                   ------------
                                                                      2,402,448
                                                                   ------------

CHEMICALS AND ALLIED PRODUCTS (5.9%)
    3,100  Albermarle Corp........................................       95,325
    5,200  Amgen, Inc. (a)........................................      217,776
    4,400  Cabot Corp.............................................      126,060
    1,400  Clorox Corp............................................       57,890
    1,600  Cytec Industries, Inc. (a).............................       50,304
    2,100  Forest Laboratories, Inc. (a)..........................      148,680
    2,000  Genetech, Inc. (a).....................................       67,000
    2,266  King Pharmaceuticals, Inc. (a).........................       50,418
    3,800  Lubrizol Corp..........................................      127,300
      700  Medicis Pharmaceutical--Class A (a)....................       29,932
    8,610  Merck & Co., Inc.......................................      436,010
    2,100  Mylan Laboratories, Inc................................       65,835
   29,100  Pfizer, Inc............................................    1,018,500

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
    6,600  Pharmacia Corp......................................... $    247,170
    1,200  PPG Industries, Inc....................................       74,280
    6,400  The Procter & Gamble Co................................      571,520
    5,400  Schering-Plough Corp...................................      132,840
                                                                   ------------
                                                                      3,516,840
                                                                   ------------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (2.9%)
    3,600  Alltel Corp............................................      169,200
   11,777  AT&T  Wireless Group (a)...............................       68,895
    2,600  BellSouth Corp.........................................       81,900
    2,800  Clear Channel Communications, Inc. (a).................       89,656
   16,100  SBC Communications, Inc................................      491,050
    8,200  Sprint Corp............................................       87,002
    2,200  3M Co..................................................      270,600
   11,760  Verizon Communications, Inc............................      472,164
                                                                   ------------
                                                                      1,730,467
                                                                   ------------

DEPOSITORY INSTITUTIONS (6.3%)
   10,700  Bank of America Corp...................................      752,852
   16,900  Citigroup, Inc.........................................      654,875
    3,900  First Tennessee National Corp..........................      149,370
    4,600  Golden State Bancorp, Inc..............................      166,750
    4,100  GreenPoint Financial Corp..............................      201,310
    7,100  JP Morgan Chase & Co...................................      240,832
    6,900  National City Corp.....................................      229,425
    5,000  North Fork Bancorporation, Inc.........................      199,050
    6,200  Regions Financial Corp.................................      217,930
    7,650  Union Planters Corp....................................      247,630
    9,750  Washington Mutual, Inc.................................      361,822
    7,300  Wells Fargo & Co. .....................................      365,438
                                                                   ------------
                                                                      3,787,284
                                                                   ------------

EATING AND DRINKING PLACES (0.6%)
    4,800  Darden Restaurants, Inc................................      118,560
    2,300  Viad Corp..............................................       59,800
    6,800  Yum! Brands, Inc. (a)..................................      198,900
                                                                   ------------
                                                                        377,260
                                                                   ------------

EDUCATIONAL SERVICES (0.2%)
    2,875  Apollo Group, Inc. (a).................................      113,333
                                                                   ------------

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (1.9%)
    5,500  Entergy Corp...........................................      233,420
    6,300  Equitable Resources, Inc...............................      216,090
    3,100  FPL Group, Inc.........................................      185,969
    4,600  Pinnacle West Capital, Inc.............................      181,700
    7,000  Sempra Energy, Inc.....................................      154,910
    3,000  TXU Corp...............................................      154,650
                                                                   ------------
                                                                      1,126,739
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (4.3%)
    1,700  Altera Corp. (a)....................................... $     23,120
    2,500  American Power Conversion Co. (a)......................       31,575
    2,000  Eastman Kodak Co.......................................       58,340
   33,090  General Electric Co....................................      961,265
   20,480  Intel Corp.............................................      374,170
    1,200  International Rectifier Corp. (a)......................       34,980
    2,300  Intersil Holding Corp. (a).............................       49,174
    1,300  Linear Technology Corp.................................       40,859
    1,549  Maxim Integrated Products, Inc. (a)....................       59,373
    4,050  Microchip Technology, Inc. (a).........................      111,091
    4,100  National Semiconductor Corp. (a).......................      119,597
    4,900  Network Appliance, Inc. (a)............................       60,956
    1,100  Polycom, Inc. (a)......................................       13,189
      700  QLogic Corp. (a).......................................       26,670
    4,000  Scientific-Atlanta, Inc................................       65,800
    1,600  Synopsys, Inc. (a).....................................       87,696
   10,100  Texas Instruments, Inc.................................      239,370
    1,700  UTStarcom, Inc. (a)....................................       34,289
    1,500  Whirlpool Corp.........................................       98,040
    3,000  Xilinx, Inc. (a).......................................       67,290
                                                                   ------------
                                                                      2,556,844
                                                                   ------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT SERVICES (0.1%)
      700  Cephalon, Inc. (a).....................................       31,640
    1,300  The Dun & Bradstreet Corp. (a).........................       42,965
    1,400  Millennium Pharmaceuticals, Inc. (a)...................       17,010
                                                                   ------------
                                                                         91,615
                                                                   ------------

FABRICATED METAL PRODUCTS (0.4%)
    1,300  Danaher Corp...........................................       86,255
    1,500  Fortune Brands, Inc....................................       84,000
    1,300  Lockheed Martin Corp...................................       90,350
                                                                   ------------
                                                                        260,605
                                                                   ------------

FOOD AND KINDRED PRODUCTS (2.4%)
      600  Adolph Coors Co.--Class B..............................       37,380
    3,600  Anheuser-Busch Companies, Inc..........................      180,000
    4,420  The Coca-Cola Co.......................................      247,520
    2,700  Coca-Cola Enterprises..................................       59,616
    3,900  Conagra, Inc...........................................      107,835
    1,300  Constellation Brands, Inc.--Class A (a)................       41,600
    1,700  Kellogg Co.............................................       60,962
    4,000  Kraft Foods, Inc.......................................      163,800
    4,200  McCormick & Co., Inc...................................      108,150
    1,300  The Pepsi Bottling Group, Inc..........................       40,040
    8,060  PepsiCo, Inc...........................................      388,492
                                                                   ------------
                                                                      1,435,395
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
FOOD STORES (0.3%)
    6,200  Albertson's, Inc....................................... $    188,852
                                                                   ------------

FURNITURE AND FIXTURES (0.2%)
    2,500  Lear Corp. (a).........................................      115,625
                                                                   ------------

GENERAL MERCHANDISE STORES (1.7%)
    4,800  Family Dollar Stores, Inc..............................      169,200
    4,800  Federated Department Stores, Inc. (a)..................      190,560
    5,500  Sears Roebuck & Co.....................................      298,650
    6,790  Wal-Mart Stores, Inc...................................      373,518
                                                                   ------------
                                                                      1,031,928
                                                                   ------------

HEALTH SERVICES (0.6%)
    2,100  Laboratory Corporation of America Holdings (a).........       95,865
    2,400  Tenet Healthcare Corp. (a).............................      171,720
    2,100  Universal Health Services, Inc. (a)....................      102,900
                                                                   ------------
                                                                        370,485
                                                                   ------------

HOME FURNITURE AND EQUIPMENT STORES (0.5%)
    5,400  Bed Bath & Beyond, Inc. (a)............................      203,796
    3,050  Best Buy Co., Inc. (a).................................      110,715
                                                                   ------------
                                                                        314,511
                                                                   ------------

INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (3.3%)
    3,920  Applied Materials, Inc. (a)............................       74,558
   32,870  Cisco Systems, Inc. (a)................................      458,537
   11,000  Dell Computer Corp. (a)................................      287,540
    1,300  Eaton Corp.............................................       94,575
    1,000  Emulex Corp. (a).......................................       22,510
    1,600  Harris Corp. ..........................................       57,984
   14,188  Hewlett-Packard Co.....................................      216,793
    2,200  Ingersoll-Rand Co.--Class A............................      100,452
    3,950  International Business Machines Corp...................      284,400
    3,000  Jabil Circuit, Inc. (a)................................       63,330
    1,700  Lexmark International, Inc. (a)........................       92,480
    1,200  Novellus Systems, Inc. (a).............................       40,800
    1,500  Pitney Bowes, Inc......................................       59,580
        1  Riverstone Networks, Inc...............................            3
    2,700  Storage Technology Corp. (a)...........................       43,119
    6,600  Unisys Corp. (a).......................................       59,400
    1,100  Varian Medical Systems, Inc. (a).......................       44,605
                                                                   ------------
                                                                      2,000,666
                                                                   ------------

INSURANCE CARRIERS (2.9%)
    6,500  The Allstate Corp......................................      240,370
    4,085  American International Group, Inc......................      278,713
    2,000  Cigna Corp.............................................      194,840
    2,000  The Hartford Financial Services Group, Inc.............      118,940

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
    5,300  Metlife, Inc........................................... $    152,640
    2,200  MGIC Investment Corp...................................      149,160
    4,000  Old Republic International Corp........................      126,000
    3,000  The PMI Group, Inc.....................................      114,600
    3,100  Torchmark Corp.........................................      118,420
    4,300  Unumprovident Corp.....................................      109,435
    1,500  Wellpoint Health Networks (a)..........................      116,715
                                                                   ------------
                                                                      1,719,833
                                                                   ------------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (1.4%)
    1,350  Allergan, Inc..........................................       90,113
    3,600  Becton Dickinson & Co..................................      124,020
    2,800  Dentsply International, Inc............................      103,348
    1,900  KLA-Tencor Corp. (a)...................................       83,581
    4,600  Medtronic, Inc.........................................      197,110
    2,000  St. Jude Medical, Inc. (a).............................      147,700
    2,400  Zimmer Holdings, Inc. (a)..............................       85,584
                                                                   ------------
                                                                        831,456
                                                                   ------------

METAL MINING (0.2%)
    5,700  Freeport-McMoRan Copper & Gold, Inc. (a)...............      101,745
                                                                   ------------

MISCELLANEOUS MANUFACTURING (0.2%)
    5,400  Mattel, Inc............................................      113,832
                                                                   ------------

MISCELLANEOUS RETAIL (0.4%)
    3,400  Borders Group, Inc. (a)................................       62,560
    5,000  CVS Corp...............................................      153,000
                                                                   ------------
                                                                        215,560
                                                                   ------------

MOTION PICTURES (0.4%)
   13,500  Walt Disney Co.........................................      255,150
                                                                   ------------

NON-DEPOSITORY CREDIT INSTITUTIONS (2.1%)
    6,300  American Express Co....................................      228,816
    3,700  Capital One Financial Corp.............................      225,885
    3,800  Countrywide Credit Industries, Inc.....................      183,350
    3,390  Fannie Mae.............................................      250,012
    2,700  Federal Home Loan Mortgage Corp........................      165,240
    4,000  Household International, Inc...........................      198,800
                                                                   ------------
                                                                      1,252,103
                                                                   ------------

OIL AND GAS EXTRACTION (1.2%)
    5,000  Apache Corp............................................      287,400
    1,900  Noble Corp. (a)........................................       73,340
    6,200  Occidental Petroleum Corp..............................      185,938
    4,400  Tidewater, Inc.........................................      144,848
                                                                   ------------
                                                                        691,526
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
PAPER AND ALLIED PRODUCTS (0.8%)
    2,600  Kimberly-Clark Corp.................................... $    161,200
    6,100  Pactiv Corp. (a).......................................      145,180
    2,600  Temple-Inland, Inc.....................................      150,436
                                                                   ------------
                                                                        456,816
                                                                   ------------

PETROLEUM REFINING AND RELATED INDUSTRIES (2.4%)
    3,600  Amerada Hess Corp......................................      297,000
    5,617  Chevron Corp...........................................      497,105
   16,040  Exxon Mobil Corp.......................................      656,357
                                                                   ------------
                                                                      1,450,462
                                                                   ------------

PRIMARY METAL INDUSTRIES (0.2%)
    3,800  Engelhard Corp.........................................      107,616
                                                                   ------------

PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (1.2%)
    3,600  Harte-Hanks, Inc.......................................       73,980
    3,525  The McGraw-Hill Companies, Inc.........................      210,442
    1,500  The New York Times Co. (a).............................       77,250
    8,000  Viacom, Inc.--Class B (a)..............................      354,960
                                                                   ------------
                                                                        716,632
                                                                   ------------

RAILROAD TRANSPORTATION (0.4%)
    3,700  Union Pacific Corp.....................................      234,136
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.6%)
    4,000  General Growth Properties, Inc.........................      204,000
    3,700  Public Storage, Inc....................................      137,270
                                                                   ------------
                                                                        341,270
                                                                   ------------

SECURITY AND COMMODITY BROKERS (0.6%)
    2,600  Bear Stearns Companies, Inc............................      159,120
    1,800  Merrill Lynch & Co., Inc...............................       72,900
    3,030  Morgan Stanley Dean Witter & Co........................      130,532
                                                                   ------------
                                                                        362,552
                                                                   ------------

TOBACCO PRODUCTS (0.7%)
    9,510  Philip Morris Companies, Inc...........................      415,397
                                                                   ------------

TRANSPORTATION BY AIR (0.3%)
    2,900  Federal Express Corp. (a ).............................      154,860
                                                                   ------------

TRANSPORTATION EQUIPMENT (1.6%)
    2,140  General Dynamics Corp..................................      227,589
    4,400  General Motors Corp....................................      235,180
    1,500  Harley-Davidson, Inc...................................       76,905
    1,400  ITT Industries, Inc....................................       98,840
    1,200  Northrop Grumman Corp..................................      150,000
    2,260  United Technologies Corp...............................      153,454
                                                                   ------------
                                                                        941,968
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

==================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------------------
WHOLESALE TRADE--DURABLE GOODS (1.6%)
    4,100  Grainger (W.W.), Inc....................................................................................  $     205,410
   13,480  Johnson & Johnson.......................................................................................        704,465
    1,000  Tech Data Corp. (a).....................................................................................         37,850
                                                                                                                     -------------
                                                                                                                           947,725
                                                                                                                     -------------

WHOLESALE TRADE--NON-DURABLE GOODS (0.6%)
    1,800  Amerisourcebergen Corp..................................................................................        136,800
    3,050  Cardinal Health, Inc....................................................................................        187,301
    2,000  McKesson Corp...........................................................................................         65,400
                                                                                                                     -------------
                                                                                                                           389,501
                                                                                                                     -------------
           TOTAL COMMON STOCKS (COST $38,068,141)..................................................................     33,949,901
                                                                                                                     -------------

CORPORATE BONDS (38.7%)

BUSINESS SERVICES (0.8%)
$  70,000  AOL Time Warner, Inc., 7.700%, due 05/01/2032...........................................................         62,264
  135,000  Cendant Corp., 7.750%, due 12/01/2003...................................................................        138,663
  275,000  Cendant Corp., 6.875%, due 08/15/2006...................................................................        276,826
                                                                                                                     -------------
                                                                                                                           477,753
                                                                                                                     -------------

CHEMICALS AND ALLIED PRODUCTS (1.2%)
  315,000  Lyondell Chemical Co., Series A, 9.625%, due 05/01/2007.................................................        301,613
  175,000  Millennium America, Inc., 7.625%, due 11/15/2026........................................................        144,375
  290,000  Union Carbide Corp., 6.250%, due 06/15/2003.............................................................        296,482
                                                                                                                     -------------
                                                                                                                           742,470
                                                                                                                     -------------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE  (4.5%)
  105,000  AT&T Wireless Services, Inc., 8.750%, due 03/01/2031....................................................         81,300
   80,000  AT&T Wireless Services, Inc., 7.875%, due 03/01/2011....................................................         64,732
  225,000  Charter Communications Holdings, LLC, 10.250%, due 01/15/2010...........................................        154,125
  645,000  Clear Channel Communications, Inc., 6.000%, due 11/01/2006..............................................        634,477
  325,000  Nextel Communications, Inc., 9.375% due 11/15/2009......................................................        165,750
  140,000  Sprint Capital Corp., 6.900%, due 05/01/2019............................................................         93,680
  335,000  Sprint Capital Corp., 7.900%, due 03/15/2005, (b) Cost--$334,758--Acquired 03/08/2002...................        288,790
  420,000  Sprint Capital Corp., 8.750%, due 03/15/2032, (b) Cost--$408,046--Acquired 03/08/2002, 04/22/2002,
             05/01/2002, and 05/02/2002............................................................................        316,536
  150,000  Spring Capital Corp., 8.750%, due 03/15/2032............................................................        113,049
  355,000  Telus Corp., 8.000%, due 06/01/2011.....................................................................        295,502
  265,000  U.S. West Capital Funding, 6.875%, due 07/15/2028.......................................................        136,475
  345,000  Verizon New York, Inc., 7.375%, due 04/01/2032..........................................................        326,554
                                                                                                                     -------------
                                                                                                                         2,670,970
                                                                                                                     -------------

DEPOSITORY INSTITUTIONS (1.2%)
  685,000  Union Planters Bank, National Association, 6.500%, due 03/15/2008.......................................        689,929
                                                                                                                     -------------

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (12.5%)
  640,000  Allied Waste North America, Inc., 8.875%, due 04/01/2008................................................        630,400
  280,000  Avon Energy Partners Holdings, 7.050%, due 12/11/2007, (b) Cost--$275,623--Acquired 01/14/2002..........        282,957

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

==================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------------------
$ 295,000  Calpine Corp.,  8.500%, due 02/15/2011..................................................................  $     199,125
  460,000  Cinergy Corp., 6.250%, due 09/01/2004...................................................................        467,553
  599,029  East Coast Power LLC, 6.737%, due 03/31/2008............................................................        598,902
  200,000  Energy East Corp., 5.750%, due 11/15/2006...............................................................        201,941
  340,000  PSEG Energy Holdings, 8.625%, due 02/15/2008............................................................        330,317
  525,000  PSEG Energy Holdings, 9.125%, due 02/10/2004............................................................        534,478
  650,000  Pinnacle Partners, 8.830%, due 8/15/2004, (b) Cost--$650,000; Acquired--08/02/2000......................        660,349
  775,000  Sempra Energy, Inc., 6.800% due 07/01/2004..............................................................        807,131
  760,349  Southern Energy, Inc., 9.125%, due 06/30/2017...........................................................        688,750
   70,000  Tennessee Gas Pipeline, 7.000%, due 10/15/2028..........................................................         63,090
  835,000  Tennessee Gas Pipeline, 8.375%, due 06/15/2032..........................................................        865,929
  700,000  TXU Corp., Series J, 6.375%, due 06/15/2006.............................................................        720,706
  400,000  Waste Management, Inc., 7.000%, due 05/15/2005..........................................................        419,235
                                                                                                                     -------------
                                                                                                                         7,470,863
                                                                                                                     -------------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (0.4%)
  175,000  EchoStar Broadband Corp., 10.375%, due 10/01/2007.......................................................        168,000
  150,000  Nortel Networks, 6.125%, due 02/15/2006.................................................................         86,250
                                                                                                                     -------------
                                                                                                                           254,250
                                                                                                                     -------------

FOOD AND KINDRED PRODUCTS (0.6%)
  200,000  Ahold Finance USA, Inc., 6.875%, due 05/01/2029.........................................................        188,788
  140,000  Smithfield Foods, Inc., 8.000%, due 10/15/2009..........................................................        142,800
                                                                                                                     -------------
                                                                                                                           331,588
                                                                                                                     -------------

HEALTH SERVICES (1.5%)
  825,000  HEALTHSOUTH Corp., 8.500%, due 02/01/2008...............................................................        870,375
                                                                                                                     -------------

HOTELS, OTHER LODGING PLACES (1.5%)
  155,000  Hyatt Equities LLC, 6.875%, due 06/15/2007, (b) Cost--$154,635; Acquired--06/12/2002....................        155,830
  600,000  Park Place Entertainment, 8.875%, due 09/15/2008........................................................        620,250
  110,000  Vail Resorts, Inc., 8.750%, due 05/15/2009, (b) Cost--$104,944; Acquired--11/16/2001....................        110,550
                                                                                                                     -------------
                                                                                                                           886,630
                                                                                                                     -------------

INSURANCE CARRIERS (1.0%)
  575,000  RenaissanceRe Holdings, Ltd., 7.000%, due 07/15/2008....................................................        589,746
                                                                                                                     -------------

LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (1.0%)
  185,000  Georgia-Pacific Corp., 8.875%, due 5/15/2031............................................................        174,576
  530,000  Georgia-Pacific Corp., 7.750%, due 11/15/2029...........................................................        440,195
                                                                                                                     -------------
                                                                                                                           614,771
                                                                                                                     -------------

MEASURING, ANALYZING, AND CONTROLLING INSTRUMENTS (0.1%)
   75,000  Raytheon Co., 6.300%, due 03/15/2005....................................................................         78,157
                                                                                                                     -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES (1.8%)
  480,000  CIT Group Inc., 7.750%, due 04/02/2012..................................................................        484,800
  830,000  Tyco International Group, 6.875%, due 01/15/2029........................................................        590,636
                                                                                                                     -------------
                                                                                                                         1,075,436
                                                                                                                     -------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

==================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INSTITUTION (0.8%)
$ 405,000  MBNA Corp., 6.250%, due 01/17/2007......................................................................  $     414,895
                                                                                                                     -------------

PIPE LINES, EXCEPT NATURAL GAS (1.2%)
  760,000  Dynegy-Roseton Danskamme, 7.670%, due 11/08/2016........................................................        574,275
  205,000  Williams Gas Pipeline Center, 7.375%, due 11/15/2006, (b) Cost--$208,829; Acquired--05/01/2002..........        170,796
                                                                                                                     -------------
                                                                                                                           745,071
                                                                                                                     -------------

PRINTING & PUBLISHING (0.5%)
  320,000  Quebecor Media, Inc., 11.125%, due 07/15/2011...........................................................        316,800
                                                                                                                     -------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (3.0%)
  400,000  Corporate Property Investors, Inc., 7.000%, due 06/15/2028..............................................        403,940
  240,000  EOP Operating, LP, 8.375%, due 03/15/2006...............................................................        265,451
  250,000  Health Care REIT, Inc., 7.500%, due 08/15/2007..........................................................        262,558
  255,000  Host Marriott LP, 9.500%, due 01/15/2007, (b) Cost--$255,000; Acquired--12/06/2001......................        258,506
   75,000  ISTAR Financial, Inc., 8.750%, due 08/15/2008...........................................................         74,465
  300,000  Senior Housing Trust, 8.625%, due 01/15/2012............................................................        310,500
  200,000  Ventas Realty LP/Capital Corp., 9.000%, due 05/01/2012, (b) Cost--$200,000; Acquired--04/12/2002........        206,000
                                                                                                                     -------------
                                                                                                                         1,781,420
                                                                                                                     -------------

REAL ESTATE OPERATORS, AGENTS, MANAGERS (1.3%)
  300,000  Regency Centers, L.P., 7.400%, due 04/01/2004...........................................................        316,161
  435,000  Regency Centers, L.P., 6.750%, due 01/15/2012...........................................................        445,540
                                                                                                                     -------------
                                                                                                                           761,701
                                                                                                                     -------------

STONE, CLAY, GLASS, CONCRETE PRODUCTS (0.6%)
  375,000  Owens-Brockway, 8.875%, due 02/15/2009, (b) Cost--$375,000; Acquired--01/16/2002........................        376,875
                                                                                                                     -------------

TOBACCO PRODUCTS (0.7%)
  170,000  R.J. Reynolds Tobacco Holdings, Inc., 7.750%, due 05/15/2006............................................        183,049
  225,000  Universal Corp., Series B, 7.500%, due 01/26/2004........................................................       236,909
                                                                                                                     -------------
                                                                                                                           419,958
                                                                                                                     -------------

TRANSPORTATION BY AIR (1.4%)
  411,508  Continental Airlines, 7.256%, due 03/15/2020............................................................        413,613
  373,520  Northwest Airlines, 8.072%, due 04/01/2021..............................................................        402,178
                                                                                                                     -------------
                                                                                                                           815,791
                                                                                                                     -------------

TRANSPORTATION EQUIPMENT (0.2%)
  170,000  Dana Corp., 7.000%, due 03/15/2028......................................................................        124,950
                                                                                                                     -------------

WHOLESALE TRADE--NON DURABLE GOODS (1.0%)
  400,000  Bergen Brunswig, 7.375%, due 01/15/2003.................................................................        401,000
  190,000  Terra Capital, Inc., 12.875%, due 10/15/2008............................................................        195,700
                                                                                                                     -------------
                                                                                                                           596,700
                                                                                                                     -------------
           TOTAL CORPORATE BONDS (COST $23,888,739)................................................................     23,107,099
                                                                                                                     -------------

INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) (0.1%)
   50,000  British Telecommunications, plc, 7.875%, due 12/15/2005.................................................         53,554
                                                                                                                     -------------
           TOTAL INTERNATIONAL/YANKEE (COST $50,874)...............................................................         53,554
                                                                                                                     -------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

==================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (1.8%)
$ 230,000  California County, 7.500%, due 06/01/2019...............................................................  $     245,295
  450,000  Mississippi Development Bank, Special Obligation, Series 1998, 8.500%, due 12/01/2018...................        424,606
  210,000  Tobacco Settlement Fin Corp., 5.920%, due 06/01/2013....................................................        209,320
  225,000  Tobacco Settlement Fin Corp., 6.360%, due 05/15/2025....................................................        227,131
                                                                                                                     -------------
           TOTAL MUNICIPAL BONDS (COST $1,114,256).................................................................      1,106,352
                                                                                                                     -------------

ASSET-BACKED SECURITIES  (0.7%)
  254,953  First Union National Bank Commercial Mortgage, 99-C4 A1, 7.184%, due 12/15/2031.........................        272,707
  170,000  RAST, 2002-A4 A3, 6.750%, due 05/25/2032................................................................        174,593
                                                                                                                     -------------
           TOTAL ASSET-BACKED SECURITIES (COST $426,083)...........................................................        447,300
                                                                                                                     -------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (0.4%)
  150,000  Freddie Mac #002433, 6.500%, due 02/15/2025.............................................................        155,221
   20,000  U.S. Treasury, 4.375%, due 05/15/2007 ..................................................................         20,281
   45,000  U.S. Treasury, 4.875%, due 02/15/2012...................................................................         45,183
                                                                                                                     -------------
           TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $220,703)............................................        220,685
                                                                                                                     -------------


TOTAL INVESTMENTS (COST $63,768,796) (98.5%).......................................................................     58,884,891
                                                                                                                     -------------
Other assets, less liabilities (1.5%)..............................................................................        877,904
                                                                                                                     -------------
TOTAL NET ASSETS  (100.0%).........................................................................................  $  59,762,795
                                                                                                                     -------------
-------------------------------------------------------------------------------------------------------------------

(a)  Non-income producing security.

(b)  Restricted under Rule 144A of the Securities Act of 1933.


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
HIGH YIELD PORTFOLIO



================================================================================
PORTFOLIO MANAGERS' REVIEW

HOW DID THE PORTFOLIO PERFORM RELATIVE TO ITS BENCHMARK?

   The High Yield Portfolio returned -4.40% for the six month period ended June 30, 2002.(1) This compares to -5.37% for the benchmark Merrill Lynch High Yield Master II Index (the "Index") and -4.30% for the benchmark Merrill Lynch High Yield Master I Index.(2)

WHICH PORTFOLIO HOLDINGS MOST ENHANCED THE PORTFOLIO'S PERFORMANCE?

   Positive contributions to the Portfolio were derived from holding securities in the general industrial segment of the market. Crown Cork & Seal Co., Inc., Huntsman Chemicals, U.S. Industries, Inc., Unova, Inc. and Laidlaw, Inc. all made material positive return impacts to the Fund.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?

   Portfolio holdings within the telecommunications and cable sectors most negatively impacted performance during the period. Our holdings in the wireless space including Alamosa Delaware, Inc., AirGate PCS, Inc., Rural Cellular Corp. and Nextel Communications, Inc. negatively impacted performance. The cable sector was also weaker during the first half of the year, resulting in declines in our investments in Cablevision Systems Corp. and Charter Communications, Inc. Additionally, the telecommunications equipment suppliers, Lucent Technologies, Inc. and Nortel Networks, were also weaker during this same period.

WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF THE FISCAL YEAR?

   The market continues to be driven more by fear than rational fundamental analysis. As a result, it is difficult to determine when investor sentiment will change and securities will begin to trade at levels more consistent with their "fundamentals." Over the next twelve to eighteen months, we are optimistic the performance of the overall market may improve. We continue to see value in certain pockets of the market and believe fundamentals will ultimately prevail. As a result, we are opportunistically adding to portfolio holdings where we believe there is a disconnect between the company's fundamentals and current trading levels.

Robert L. Cook, CFA                                R. Anthony Jasinski, Jr., CFA
Vice President                                                    Vice President
Portfolio Manager                                              Portfolio Manager
Conseco Capital Management, Inc.                Conseco Capital Management, Inc.




(1) Past performance is no guarantee of future results. Your investment return and principal, and your shares may be worth more or less than their original costs. Performance is shown without separate account expenses.

(2) The Merrill Lynch High Yield ("MLHY") Index is representative of the high-yield area with the following restrictions: Issues must be in the form of publicly places, nonconvertible, coupon-bearing U.S. domestic debt, and must carry a term to maturity of at least one year; par amounts outstanding must not be less than $10 million at the start and the close of the performance measurement period; and issues must be rated by Standard & Poor's or Moody's as less than investment grade (i.e. BBB or Baa) but not in default (i.e. DDD1 or less). The MLHY Index excludes floating-rate debt, equipment trust certificates, and Title 11 securities. On January 1, 2002, the benchmark was changed to the MLHY Master II Index from the MLHY Index. The Portfolio actively invests in, and currently holds, discount notes and preferred securities. The benchmark change was made because the MLHY Index does not include discount notes or preferred securities, while the MLHY Master II Index includes these securities.

CONSECO SERIES TRUST
HIGH YIELD PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

==================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS (85.3%)

AMUSEMENT AND RECREATION SERVICES (2.7%)
 $ 50,000  Boca Resorts, Inc., 9.875%, due 04/15/2009..............................................................  $      52,000
   70,000  Hockey Co./Sport Maska, 11.250%, due 04/15/2009, (a) Cost--$69,177; Acquired--03/26/2002................         70,350
   80,000  Trump Atlantic City Associates, 11.250%, due 05/01/2006 (c).............................................         60,600
                                                                                                                     -------------
                                                                                                                           182,950
                                                                                                                     -------------

APPAREL AND OTHER FINISHED PRODUCTS (0.9%)
   60,000  Russell Corp., 9.250%, due 05/01/2010, (a) Cost--$60,000; Acquired--04/11/2002..........................         62,100
                                                                                                                     -------------

BUILDING CONSTRUCTION, GENERAL CONTRACTORS AND OPERATIVE BUILDERS (0.5%)
   30,000  Associated Materials, Inc., 9.750%, due 04/15/2012, (a) Cost--$30,000; Acquired--04/18/2002.............         30,900
                                                                                                                     -------------

BUSINESS SERVICES (1.9%)
   60,000  Athena Neuro Fin LLC, 7.250%, due 02/21/2008............................................................         51,911
   10,000  H&E Equipment/Finance, 11.125%, due 06/15/2012, (a) Cost--$9,926; Acquired--06/03/2002..................          9,550
   75,000  IPC Acquisition Corp., 11.500%, due 12/15/2009, (a) Cost--$75,000; Acquired--12/14/2001.................         72,375
                                                                                                                     -------------
                                                                                                                           133,836
                                                                                                                     -------------

CABLE AND OTHER PAY TELEVISION STATIONS (0.5%)
  100,000  Insight Communications Co., Inc., STEP (b) 0.000%/12.250%, due 02/15/2011...............................         34,800
                                                                                                                     -------------

CHEMICALS AND ALLIED PRODUCTS (5.9%)
   65,000  Elizabeth Arden, Inc., 11.750%, due 02/01/2011..........................................................         66,950
   30,000  Huntsman ICI Chemicals, Inc., 10.125%, due 07/01/2009...................................................         27,000
   30,000  Huntsman ICI Chemicals, Inc., 0.000% (d), due 12/31/2009................................................          7,350
   50,000  Lyondell Chemical Co., 10.875%, due 05/01/2009..........................................................         44,500
   50,000  Lyondell Chemical Co., 11.125%, due 07/15/2012..........................................................         49,875
   75,000  Millennium America, Inc., 7.625%, due 11/15/2026........................................................         61,875
  105,000  Polyone Corp., 8.875%, due 05/01/2012...................................................................        108,514
   55,000  Witco Corp., 6.875%, due 02/01/2026.....................................................................         41,977
                                                                                                                     -------------
                                                                                                                           408,041
                                                                                                                     -------------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (11.0%)
  130,000  AirGate PCS, Inc., STEP (b) 0.000%/13.500%, due 10/01/2009..............................................         26,650
   75,000  Allegiance Telecom, Inc., STEP (b) 0.000%/11.750%, due 02/15/2008.......................................          8,625
   75,000  American Tower Corp., 5.000%, due 02/15/2010............................................................         33,656
   60,000  Block Communications, Inc., 9.250%, due 04/15/2009, (a) Cost--$60,000; Acquired--04/11/2002.............         60,300
   60,000  Charter Communications Holdings, LLC, STEP (b) 0.000%/11.750%, due 01/15/2010...........................         27,300
   45,000  Crown Castle International Corp., 9.375%, due 08/01/2011................................................         28,575
   50,000  EchoStar DBS Corp., 9.375%, due 02/01/2009..............................................................         46,500
   60,000  Fairpoint Communications, 12.500%, due 05/01/2010.......................................................         57,300
   45,000  Intermedia Communications, 8.600%, due 06/01/2008.......................................................         13,725
   60,000  Liberty Media Group, 8.250%, due 02/01/2030.............................................................         56,066
  110,000  Madison River Communications, LLC, 13.250%, due 03/01/2010..............................................         88,550
  120,000  Nextel Communications, Inc., STEP (b) 0.000%/9.950%, due 02/15/2008.....................................         57,900
   50,000  Nextlink Communications, 10.750%, due 11/15/2008 (c)....................................................          1,500
   60,000  Spectrasite Holdings, STEP (b) 0.000%/11.250%, 04/15/2009...............................................         15,900


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
HIGH YIELD PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

==================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------------------
 $ 60,000  Sprint Capital Corp., 6.875%, due 11/15/2028............................................................. $      37,640
  111,000  TeleCorp PCS, Inc., STEP (b) 0.000%/11.625, due 04/15/2009...............................................        84,915
   27,000  TeleCorp PCS, Inc., 10.625%, due 07/15/2010..............................................................        25,380
   90,000  US West Capital Funding, 6.875%, due 07/15/2028..........................................................        46,350
  115,000  Worldcom, Inc., 6.400%, due 08/15/2005 (c)...............................................................        17,825
   160,000 Worldcom, Inc., 6.950%, due 08/15/2028 (c)...............................................................        24,800
                                                                                                                     -------------
                                                                                                                           759,457
                                                                                                                     -------------

EATING AND DRINKING PLACES (2.1%)
   75,000  Advantica Restaurant Group, 11.250%, due 01/15/2008......................................................        58,969
   75,000  Avado Brands, Inc., 11.750%, due 06/15/2009..............................................................        10,125
   75,000  Yum! Brands, Inc., 7.700%, due 07/01/2012................................................................        75,375
                                                                                                                     -------------
                                                                                                                           144,469
                                                                                                                     -------------

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (5.4%)
   65,000  AES Corp., 8.750%, due 06/15/2008........................................................................        41,925
   75,000  Allied Waste North America, 7.875%, due 01/01/2009.......................................................        72,375
   60,000  Allied Waste Industries, Inc., 7.400%, due 09/15/2035....................................................        47,358
   75,000  Calpine Corp., 8.750%, due 07/15/2007....................................................................        52,875
   40,000  Mission Energy Holding Co., 13.500%, due 07/15/2008......................................................        40,400
   60,000  Tennessee Gas Pipeline, 7.000%, due 10/15/2028...........................................................        54,077
   65,000  Western Resources, 8.500%, due 07/01/2022................................................................        60,649
                                                                                                                     -------------
                                                                                                                           369,659
                                                                                                                     -------------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (3.7%)
   45,000  Advanced Lighting Techs, 8.000%, due 03/15/2008..........................................................        28,350
   50,000  Alamosa Delaware, Inc., 13.625%, due 08/15/2011..........................................................        15,250
   70,000  Alamosa PCS Holdings, Inc., STEP (b) 0.000%/12.875%, due 02/15/2010......................................        10,850
   20,000  Juno Lighting, Inc., 11.875%, due 07/01/2009.............................................................        20,700
   80,000  Lucent Technologies, 6.450%, due 03/15/2029..............................................................        41,600
   60,000  Nortel Networks, Ltd., 6.875%, due 09/01/2023............................................................        30,300
  110,000  Nortel Networks, Ltd., 6.125%, due 02/15/2006............................................................        63,250
   50,000  U.S. Industries, Inc., 7.125%, due 10/15/2003............................................................        44,750
                                                                                                                     -------------
                                                                                                                           255,050
                                                                                                                     -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY AND TRANSPORTATION EQUIPMENT (1.2%)
   55,000  Crown Cork & Seal Co., Inc., 7.375%, due 12/15/2026......................................................        32,450
   70,000  Park-Ohio Industries, Inc., 9.250%, due 12/01/2007.......................................................        47,950
                                                                                                                     -------------
                                                                                                                            80,400
                                                                                                                     -------------

FOOD AND KINDRED PRODUCTS (2.8%)
   65,000  B&G Foods, Inc., 9.625%, due 08/01/2007, (a) Cost--$64,240; Acquired--03/04/2002.........................        66,950
   90,000  Burns Philip Cap Pty Ltd., 9.750%, due 07/15/2012, (a) Cost--$90,000; Acquired--06/14/2002...............        89,550
   50,000  Eagle Family Foods Co., 8.750%, due 01/15/2008...........................................................        38,250
                                                                                                                     -------------
                                                                                                                           194,750
                                                                                                                     -------------

HEALTH SERVICES (1.8%)
   20,000  HEALTHSOUTH Corp., 10.750%, due 10/01/2008...............................................................        22,200
   25,000  Hudson Respiratory Care, Inc., 9.125%, due 04/15/2008....................................................        12,625

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
HIGH YIELD PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

==================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------------------
 $ 85,000  Iasis Healthcare Corp., 13.000%, due 10/15/2009.......................................................... $      89,675
                                                                                                                     -------------
                                                                                                                            124,50
                                                                                                                     -------------

HOTELS, OTHER LODGING PLACES (3.2%)
   50,000  Park Place Entertainment, 8.875%, due 09/15/2008.........................................................        51,687
   50,000  Vail Resorts, Inc., 8.750%, due 05/15/2009...............................................................        50,250
   50,000  Vail Resorts, Inc., 8.750%, due 05/15/2009, (a) Cost--$47,702; Acquired--11/16/2001......................        50,250
   65,000  Venetian Casino, 11.000%, due 06/15/2010, (a) Cost--$65,000; Acquired--05/22/2002........................        65,731
                                                                                                                     -------------
                                                                                                                           217,918
                                                                                                                     -------------

INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTER EQUIPMENT (2.4%)
  105,000  Cummins, Inc., 5.650%, due 03/01/2098....................................................................        66,095
   95,000  Solectron Corp., 0.000% (d), due 05/08/2020..............................................................        56,050
   60,000  Unova, Inc., 7.000%, due 03/15/2008......................................................................        45,000
                                                                                                                     -------------
                                                                                                                           167,145
                                                                                                                     -------------

INSURANCE CARRIERS (1.3%)
   90,000  Rotech Healthcare, Inc., 9.500%, due 04/01/2012, (a) Cost--$90,000; Acquired--03/15/2002.................        92,250
                                                                                                                     -------------

LEATHER AND LEATHER PRODUCTS (0.9%)
   75,000  Samsonite Corp., 10.750%, due 06/15/2008.................................................................        60,750
                                                                                                                     -------------

LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (1.1%)
   90,000  Georgia-Pacific Corp., 7.750%, due 11/15/2029............................................................        74,750
                                                                                                                     -------------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (2.6%)
   90,000  Hanger Orthopedic Group, 10.375%, due 02/15/2009, (a) Cost--$90,000; Acquired--02/08/2002................        94,050
   85,000  Universal Hospital Services, Inc., 10.250%, due 03/01/2008...............................................        85,425
                                                                                                                     -------------
                                                                                                                           179,475
                                                                                                                     -------------

METAL MINING (2.2%)
   60,000  Great Central Mining, Inc., 8.875%, due 04/01/2008.......................................................        61,575
   90,000  Phelps Dodge Corp., 9.500%, due 06/01/2031...............................................................        92,750
                                                                                                                     -------------
                                                                                                                           154,325
                                                                                                                     -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES (1.0%)
   65,000  Tyco International Group, 6.875%, due 01/15/2029.........................................................        46,255
   30,000  Tyco International LTD, 6.375%, due 10/15/2011...........................................................        23,010
                                                                                                                     -------------
                                                                                                                            69,265
                                                                                                                     -------------

NON-DEPOSITORY CREDIT INSTITUTIONS (0.8%)
   80,000  Fairfax Financial Holdings, 7.375%, due 04/15/2018.......................................................        52,715
                                                                                                                     -------------

PAPER AND ALLIED PRODUCTS (1.7%)
   60,000  Abitibi Consolidated, Inc., 7.500%, due 04/01/2028.......................................................        51,314
   75,000  Buckeye Technologies, Inc., 8.500%, due 12/15/2005.......................................................        67,875
                                                                                                                     -------------
                                                                                                                           119,189
                                                                                                                     -------------

PERSONAL SERVICES (4.0%)
   90,000  Coinmach Corp., 9.000%, due 02/01/2010, (a) Cost--$90,000; Acquired--01/17/2002..........................        91,800
   45,000  Res-Care, Inc., 10.625%, due 11/15/2008..................................................................        41,850

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
HIGH YIELD PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

==================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------------------
 $ 30,000  Service Corp. International, 6.500%, due 03/15/2008...................................................... $      26,850
   50,000  Service Corp. International, 6.000%, due 12/15/2005......................................................        46,000
   65,000  Stewart Enterprises, Inc., 10.750%, due 07/01/2008.......................................................        72,150
                                                                                                                     -------------
                                                                                                                           278,650
                                                                                                                     -------------

PIPELINES--NATURAL GAS AND PETROLEUM (2.3%)
   60,000  Dynegy Holdings, Inc., 7.125%, due 05/15/2018............................................................        38,188
   60,000  Dynegy Holdings, Inc., 6.750%, due 12/15/2005............................................................        45,639
   90,000  Osprey Trust, 8.310%, due 01/15/2003, (a) Cost--$44,075; Acquired--11/21/2001,
             11/28/2001 & 01/03/2002(c) ............................................................................        18,675
   60,000  Transcontinental Gas Pipeline, 6.125%, due 01/15/2005....................................................        57,237
                                                                                                                     -------------
                                                                                                                           159,739
                                                                                                                     -------------

PRIMARY METAL INDUSTRIES (1.2%)
   25,000  Kaiser Aluminum Corp., 12.750%, due 02/01/2003...........................................................         4,625
   75,000  NS Group, Inc., 13.500%, due 07/15/2003..................................................................        75,656
                                                                                                                     -------------
                                                                                                                            80,281
                                                                                                                     -------------

PRINTING, PUBLISHING AND ALLIED PRODUCTS (1.8%)
   35,000  Mail-Well, Inc., 9.625%, due 03/15/2012, (a) Cost--$35,000; Acquired--03/08/2002.........................        35,350
   90,000  Quebecor Medica, Inc., 11.125%, due 07/15/2011...........................................................        89,100
                                                                                                                     -------------
                                                                                                                           124,450
                                                                                                                     -------------

RAILROAD TRANSPORTATION (0.9%)
   65,000  TFM SA DE CV, STEP (b) 0.000%/11.750%, due 06/15/2009....................................................        61,262
                                                                                                                     -------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (7.5%)
  100,000  Host Marriott, LP, 9.500%, due 01/15/2007, (a) Cost--$100,000; Acquisition--12/06/2001...................       101,375
   75,000  ISTAR Financial, Inc., 8.750%, due 08/15/2008............................................................        74,465
   25,000  JDN Realty Corp., 6.800%, due 04/01/2004.................................................................        23,388
   50,000  JDN Realty Corp., 6.950%, due 08/01/2007.................................................................        43,485
   90,000  RFS Partnership L.P., 9.750%, due 03/01/2012, (a) Cost--$90,000; Acquired--02/21/2002....................        91,350
   75,000  Senior Housing Trust, 8.625%, due 01/15/2012.............................................................        77,625
  105,000  Ventas Realty Capital Corp. L.P., 9.000%, due 05/01/2012, (a) Cost--$105,000; Acquired--04/12/2002.......       108,150
                                                                                                                     -------------
                                                                                                                           519,838
                                                                                                                     -------------

STONE, CLAY, GLASS, AND CONCRETE PRODUCTS (1.1%)
   75,000  Owens-Brockway Glass, 8.875%, due 02/15/2009, (a) Cost--$75,000; Acquired--01/16/2002....................        75,375
                                                                                                                     -------------

TEXTILE MILL PRODUCTS (0.6%)
   40,000  The William Carter Co., 10.875%, due 08/15/2011..........................................................        44,000
                                                                                                                     -------------

TRANSPORTATION BY AIR (2.1%)
   75,000  Amtran, Inc., 10.500%, due 08/01/2004....................................................................        54,375
   30,000  Delta Air Lines, 8.300%, due 12/15/2029..................................................................        23,969
   95,000  US Airways, Inc., 9.820%, due 01/01/2013.................................................................        63,694
                                                                                                                     -------------
                                                                                                                           142,038
                                                                                                                     -------------

TRANSPORTATION EQUIPMENT (1.3%)
   90,000  Dana Corp., 7.000%, due 03/01/2029.......................................................................        66,150
   30,000  Ford Motor Co., 6.625%, due 10/01/2028...................................................................        25,368
                                                                                                                     -------------
                                                                                                                            91,518
                                                                                                                     -------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
HIGH YIELD PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

==================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION SERVICES (2.1%)
 $170,000  P&O Princess Cruises, 7.875%, due 06/01/2027............................................................. $     146,708
                                                                                                                     -------------

WHOLESALE TRADE--DURABLE GOODS (0.8%)
   75,000  Remington Product Co., LLC, 11.000%, due 05/15/2006......................................................        57,750
                                                                                                                     -------------

WHOLESALE TRADE--NON-DURABLE GOODS (2.0%)
  100,000  DIMON, Inc., 9.625%, due 10/15/2011 .....................................................................       105,250
   35,000  Terra Capital, Inc., 12.875%, due 10/15/2008.............................................................        36,050
                                                                                                                     -------------
                                                                                                                           141,300
                                                                                                                     -------------
           TOTAL CORPORATE BONDS (COST $6,390,623)..................................................................     5,891,603
                                                                                                                     -------------

INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) (3.8%)
   30,000  Alliance Atlantis Communications, Inc., 13.000%, due 12/15/2009..........................................        33,150
   80,000  CanWest Media, Inc., 10.625%, due 05/15/2011.............................................................        80,000
  110,000  Celestica, Inc., 0.000% (d), due 08/01/2020..............................................................        46,887
   50,000  Charter Communications, Inc., 11.125%, due 01/15/2011....................................................        34,750
   50,000  Murrin Murrin Holdings Property, 9.375%, due 08/31/2007 (c)..............................................        13,750
   50,000  Station Casinos, Inc., 8.375%, due 02/15/2008............................................................        51,312
                                                                                                                     -------------
           TOTAL INTERNATIONAL/YANKEE (COST $229,152)...............................................................       259,849
                                                                                                                     -------------

PREFERRED STOCKS (2.4%)

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (2.4%)
      201  Crown Castle International Corp., PIK (b), 12.750%.......................................................       100,485
        1  Intermedia Communications, Inc., Series B, 13.500%.......................................................            45
      140  Nextel Communications, Inc., Series D, PIK (b), 13.000%..................................................        40,844
      121  Rural Cellular Corp., Series B, PIK (b), 11.375%.........................................................        23,311
                                                                                                                     -------------
                                                                                                                           164,685
                                                                                                                     -------------
           TOTAL PREFERRED STOCK (COST $332,425)....................................................................       164,685
                                                                                                                     -------------

SHORT-TERM INVESTMENTS (7.9%)
  542,000  Nations Treasury Reserve.................................................................................       542,000
                                                                                                                     -------------
           TOTAL SHORT-TERM INVESTMENTS (COST $542,000) ............................................................       542,000
                                                                                                                     -------------

TOTAL INVESTMENTS (COST $7,494,200) (99.4%).........................................................................     6,858,137
                                                                                                                     -------------
Other assets, less liabilities (0.6%)...............................................................................        44,235
                                                                                                                     -------------
TOTAL NET ASSETS (100.0%)........................................................................................... $   6,902,372
                                                                                                                     -------------

--------------------------------------------------------------------------------
(a) Restricted under Rule 144A of the Securities Act of 1933.
(b) PIK-- Payment In Kind.
    STEP -- Bonds where the coupon increases or steps up at a predetermined rate.
(c) Security in default.
(d) Zero Coupon Bonds that make no interest payments.

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
FIXED INCOME PORTFOLIO



================================================================================
PORTFOLIO MANAGER'S REVIEW

HOW DID THE PORTFOLIO PERFORM RELATIVE TO ITS BENCHMARK?

   The Fixed Income Portfolio returned 1.07% for the six months ending June 30, 2002.(1) Over the same period, the benchmark index, the Lehman Brothers Aggregate Bond Index returned 3.80%.

WHAT CAUSED THE VARIANCE IN PERFORMANCE BETWEEN THE PORTFOLIO AND ITS BENCHMARK?

   Our overweight to corporate bonds--specifically our exposure to the telecom, utility and cable/media sectors--negatively impacted the performance for the second quarter. While we previously owned WorldCom, Inc., we swapped out of WorldCom into Qwest Communications, Inc. in May, believing that valuation and prospects for Qwest were more favorable. WorldCom's recent downgrade to "junk" status altered the risk profile of the credit sufficiently to warrant a sale of the security. Unfortunately, the cloud surrounding the admission of fraud at WorldCom also affected Sprint Capital Corp. and AT&T Wireless Services, Inc., two of our major telecom investments, forcing prices substantially lower.

WHAT PORTFOLIO HOLDINGS MOST ENHANCED THE PORTFOLIO'S PERFORMANCE?

   On a positive note in the credit sectors, Tyco International Group was successful in selling CIT Group Holdings to the public in an initial public offering, which resulted in an upgrade of CIT's debt. While Moody's downgraded Tyco's debt two weeks prior to the sale of CIT, the proceeds of over $4 billion will be used to pay down debt of Tyco and reduce its debt-to-capital ratio to 39% by September 30. Still, the cloud of accounting irregularities hangs over Tyco keeping bond prices depressed and the credit rating agencies from restoring investment-grade status in the near term.

   Once again, the structured securities sectors provided some of the best returns in the fixed-income markets as investors fled to the safety of AAA rated bonds. Commercial mortgage-backed securities, in particular, performed very well as investors sought incremental yield without taking on credit risk. While we do not believe the returns in the structured securities sector are sustainable, we are reluctant to reduce the position given volatility elsewhere in the market.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?

   The WorldCom fraud cast doubt on other companies with large capital expenditures. Every company's valuation in the telecom and cable/media sectors widened as a result. Prices of our holdings in AOL Time Warner, Inc., Comcast Communications and Dynegy-Roseton Danskamme declined significantly. The Dynegy project debt was downgraded by Moody's after the company released a $2 billion deleveraging plan, underscoring the short leash that rating agencies hold. We continue to hold our investment in these securities, believing that the recent price deterioration is an overreaction to the WorldCom scandal.

WHAT IS YOUR OUTLOOK FOR THE REST OF THE FISCAL YEAR?

   At CCM, our investment style is to invest in those securities that, through our research, we believe are undervalued. We tend to overweight corporate bonds, given our focus on proprietary research, and the long-term propensity of the credit sector to outperform all other sectors. With the corporate bond sector providing some of the worst returns for the bond market over the past three quarters, our style has been challenged over this recent period. Similar to the year 2000, as corporate bonds underperformed the general market, this is a market that will ultimately reward patience. Therefore, we will not deviate from our investment strategy.



Gregory J. Hahn, CFA                                          Michael D. Richman
Chief Investment Officer                                Assistant Vice President
Portfolio Manager                                              Portfolio Manager
Conseco Capital Management, Inc.                                 Conseco Capital
                                                                Management, Inc.


(1) Past performance is no guarantee of future results. Your investment return and principal, and your shares may be worth more or less than their original costs. Performance is shown without separate account expenses.

CONSECO SERIES TRUST
FIXED INCOME PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

==================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS  (54.9%)

BUSINESS SERVICES  (1.6%)
$ 570,000  AOL Time Warner, Inc., 7.700%, due 05/01/2032............................................................ $     507,006
  120,000  Cendant Corp., 7.750%, due 12/01/2003....................................................................       123,256
  245,000  Cendant Corp., 6.875%, due 08/15/2006....................................................................       246,627
                                                                                                                     -------------
                                                                                                                           876,889
                                                                                                                     -------------

CHEMICALS AND ALLIED PRODUCTS (0.9%)
  150,000  Lyondell Chemical Co., Series A, 9.625%, due 05/01/2007..................................................       143,625
  145,000  Millennium America, Inc., 7.625%, due 11/15/2026.........................................................       119,625
  240,000  Union Carbide Corp., 6.250%, due 06/15/2003..............................................................       245,364
                                                                                                                     -------------
                                                                                                                           508,614
                                                                                                                     -------------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (8.8%)
   75,000  AT&T Wireless Services, Inc., 7.875%, due 03/01/2011.....................................................        60,686
  475,000  AT&T Wireless Services, Inc., 8.125%, due 05/01/2012.....................................................       388,061
  235,000  AT&T Wireless Services, Inc., 8.750%, due 03/01/2031.....................................................       181,958
  145,000  BellSouth Corp., 6.875%, due 10/15/2031..................................................................       144,165
  185,000  Chancellor Media CCU, 8.000%, due 11/01/2008.............................................................       183,613
  200,000  Charter Communications Holdings, LLC, 10.750%, due 10/01/2009...........................................        141,500
  165,000  Clear Channel Communications, Inc., 6.000%, due 11/01/2006...............................................       162,308
   90,000  Clear Channel Communications, Inc., 6.625%, due 06/15/2008...............................................        89,729
  540,000  Comcast Cable Communications, Inc., 6.750%, due 01/30/2011...............................................       483,075
  125,000  Crown Castle International Corp., 9.375%, due 08/01/2011.................................................        79,375
   85,000  France Telecom, 8.750%, due 06/01/2006...................................................................        85,000
  125,000  Insight Midwest LLP, 10.500%, due 11/01/2010.............................................................       117,500
  125,000  Nextel Communications, Inc., 9.375%, due 11/15/2009......................................................        63,750
  410,000  Qwest Corp., 8.875%, due 03/15/2012, (a) Cost--$403,559; Acquired--03/07/2002............................       366,950
  235,000  Sprint Capital Corp., 6.000%, due 01/15/2007.............................................................       183,266
  200,000  Sprint Capital Corp., 6.900%, due 05/01/2019.............................................................       133,828
  215,000  Sprint Capital Corp., 6.875%, due 11/15/2028.............................................................       134,875
  415,000  Sprint Capital Corp., 8.750%, due 03/15/2032.............................................................       312,768
  150,000  Sprint Capital Corp., 8.750%, due 03/15/2032, (a) Cost--$132,119; Acquired--03/08/2002, 04/22/2002,
             04/24/2002, 05/01/2002, and 05/02/2002.................................................................       113,049
  186,000  TeleCorp PCS, Inc., 10.625%, due 07/15/2010..............................................................       174,840
  400,000  Telus Corp., 8.000%, due 06/01/2011......................................................................       332,960
  440,000  U.S. West Capital Funding, 6.875%, due 07/15/2028........................................................       226,600
  170,000  Verizon New York, Inc., 6.875%, due 04/01/2012...........................................................       169,499
  330,000  Verizon New York, Inc., 7.375%, due 04/01/2032...........................................................       312,356
  310,000  Verizon Wireless, Inc., 5.375%, due 12/15/2006, (a) Cost--$303,253; Acquired--02/26/2002 and 03/15/2002..       289,549
                                                                                                                     -------------
                                                                                                                         4,931,260
                                                                                                                     -------------

DEPOSITORY INSTITUTIONS (3.4%)
  630,000  Bank of Hawaii, 6.875%, due 06/01/2003...................................................................       649,441
   80,000  Citigroup, Inc., 6.625%, due 06/15/2032..................................................................        77,589
  215,000  Petrobras International Finance Co., 9.125%, due 02/01/2007, (a) Cost--$214,676; Acquired--01/29/2002....       168,237
  200,000  Petroleos Mexicanos, 6.500%, due 02/01/2005, (a) Cost--$199,410; Acquired--08/15/2001....................       203,000

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
FIXED INCOME PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

==================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------------------
 $270,000  Popular North America, Inc., 6.125%, due 10/15/2006...................................................... $     277,071
  540,000  Union Planters Bank, National Association, 6.500%, due 03/15/2008........................................       543,886
                                                                                                                     -------------
                                                                                                                         1,919,224
                                                                                                                     -------------

EATING AND DRINKING PLACES (0.5%)
  265,000  Yum! Brands, Inc., 7.700%, due 07/01/2012................................................................       266,325
                                                                                                                     -------------

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (15.7%)
  375,000  Allegheny Energy Supply, 7.800%, due 03/15/2011..........................................................       384,072
  110,000  Allied Waste North America, 8.875%, due 04/01/2008.......................................................       108,350
  200,000  Amerenenergy Generating, Series C, 7.750%, due 11/01/2005................................................       215,126
  215,000  Avon Energy Partners Holdings, 7.050%, due 12/11/2007, (a) Cost--$211,639; Acquired--01/14/2002..........       217,270
  250,000  Calpine Corp., 8.500%, due 02/15/2011....................................................................       168,750
  100,000  Cilcorp, Inc., 8.700%, due 10/15/2009....................................................................       108,693
  335,000  Cinergy Corp., 6.250%, due 09/01/2004....................................................................       340,500
  150,000  Detroit Edison Co., 5.050%, due 10/01/2005...............................................................       152,527
  265,000  Duke Energy Field Services, 5.750%, due 11/15/2006.......................................................       263,669
  200,706  East Coast Power LLC, 6.737%, due 03/31/2008.............................................................       200,663
  165,000  Energy East Corp., 5.750%, due 11/15/2006................................................................       166,601
  225,000  Illinova Corp., 7.125%, due 02/01/2004...................................................................       225,913
  225,000  Kinder Morgan, Inc., 8.350%, due 09/15/2022..............................................................       235,387
  225,000  Kansas City Power & Light, 7.125%, due 12/15/2005........................................................       239,738
  313,085  Mirant Mid-Atlantic LLC, Series B, 9.125%, due 06/30/2017................................................       283,603
  270,000  Niagara Mohawk Power Co., 5.375%, due 10/01/2004.........................................................       275,598
  450,000  Niagara Mohawk Power Co., Series G, 7.750%, due 10/01/2008...............................................       505,801
  215,000  Northern Border Partners, 7.100%, due 03/15/2011.........................................................       213,527
  575,000  NRG Energy, Inc., 8.000%, due 11/01/2003.................................................................       477,415
  100,000  Pinnacle Partners, 8.830%, due 08/15/2004, (a) Cost--$100,000; Acquired--08/02/2000......................       101,592
  400,000  Pinnacle West Capital Corp., 6.400%, due 04/01/2006......................................................       411,773
  450,000  PSEG Energy Holdings, 9.125%, due 02/10/2004.............................................................       458,124
   80,000  PSEG Energy Holdings, 8.625%, due 02/15/2008.............................................................        77,722
  245,000  PSI Energy, Inc., 6.650%, due 06/15/2006.................................................................       250,663
  375,000  Sempra Energy, Inc., 6.950%, due 12/01/2005..............................................................       391,727
   30,000  Southern Natural Gas Co., 7.350%, due 02/15/2031.........................................................        27,536
  315,000  Southwestern Public Service Co., Series B, 5.125%, due 11/01/2006........................................       313,530
  100,000  Tennessee Gas Pipeline, 7.000%, due 10/15/2028...........................................................        90,128
  675,000  Tennessee Gas Pipeline, 8.375%, due 06/15/2032...........................................................       700,003
  340,000  Texas Eastern Transmission L.P., 7.000%, due 07/15/2032..................................................       342,509
  600,000  TXU Corp., Series J, 6.375%, due 06/15/2006..............................................................       617,748
  200,000  U.S.A. Waste Services, Inc., 7.125%, due 10/01/2007.....................................................        208,580
                                                                                                                     -------------
                                                                                                                         8,774,838
                                                                                                                     -------------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (0.3%)
  100,000  EchoStar Broadband Corp., 10.375%, due 10/01/2007........................................................        96,000
  120,000  Nortel Networks, 6.125%, due 02/15/2006..................................................................        69,000
                                                                                                                     -------------
                                                                                                                           165,000
                                                                                                                     -------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
FIXED INCOME PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

==================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------------------
FOOD AND KINDRED PRODUCTS (0.5%)
 $175,000  Ahold Finance USA, Inc., 6.875%, due 05/01/2029.......................................................... $     165,190
  130,000  Smithfield Foods, Inc., 8.000%, due 10/15/2009...........................................................       132,600
                                                                                                                     -------------
                                                                                                                           297,790
                                                                                                                     -------------

HEALTH SERVICES (0.2%)
  125,000  HEALTHSOUTH Corp., 8.500%, due 02/01/2008................................................................       131,875
                                                                                                                     -------------

HOTELS, OTHER LODGING PLACES (0.7%)
  135,000  Hyatt Equities LLC, 6.875%, due 06/15/2007, (a) Cost--$134,682; Acquired--06/12/2002.....................       135,723
  175,000  Park Place Entertainment, 8.875%, due 09/15/2008.........................................................       180,906
   90,000  Vail Resorts, Inc., 8.750%, due 05/15/2009, (a) Cost--$85,864; Acquired--11/16/2001......................        90,450
                                                                                                                     -------------
                                                                                                                           407,079
                                                                                                                     -------------

INSURANCE CARRIERS (2.4%)
  195,000  CNA Financial Corp., 6.500%, due 04/15/2005..............................................................       188,192
  255,000  Florida Windstrorm, Series MBIA, 6.850%, due 08/25/2007..................................................       276,553
  505,000  Protective Life US Funding Trust, 5.875%, due 08/15/2006, (a) Cost--$506,429; Acquired--08/06/2001 &
             08/28/2001 ............................................................................................       523,284
  325,000  RenaissanceRe Holdings Ltd., 7.000%, due 07/15/2008......................................................       333,335
                                                                                                                     -------------
                                                                                                                         1,321,364
                                                                                                                     -------------

LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (1.1%)
  540,000  Georgia-Pacific Corp., 7.750%, due 11/15/2029............................................................       448,501
  160,000  Georgia-Pacific Corp., 8.875%, due 05/15/2031............................................................       150,985
                                                                                                                     -------------
                                                                                                                           599,486
                                                                                                                     -------------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (1.1%)
  300,000  Raytheon Co., 6.300%, due 03/15/2005....................................................................        312,630
  300,000  Universal Hospital Services, Inc., 10.250%, due 03/01/2008...............................................       301,500
                                                                                                                     -------------
                                                                                                                           614,130
                                                                                                                     -------------

METAL MINING (0.2%)
  105,000  Phelps Dodge Corp., 9.500%, due 06/01/2031...............................................................       108,208
                                                                                                                     -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES (1.8%)
  260,000  CIT Group, Inc., 7.375%, due 04/02/2007..................................................................       260,284
  255,000  CIT Group Holdings, 7.750%, due 04/02/2012...............................................................       257,550
  710,000  Tyco International Group, 6.875%, due 01/15/2029.........................................................       505,243
                                                                                                                     -------------
                                                                                                                         1,023,077
                                                                                                                     -------------

NON-DEPOSITORY CREDIT INSTITUTIONS (2.1%)
  310,000  Gemstone Investors Ltd., 7.710%, due 10/31/2004, (a) Cost--$310,000; Acquired--10/25/2001................       302,297
  300,000  Household Finance Corp., 7.000%, due 05/15/2012..........................................................       298,831
  315,000  MBNA Corp., 6.250%, due 01/17/2007.......................................................................       322,696
  225,000  National Rural Utilities, 6.000%, due 05/15/2006.........................................................       231,363
                                                                                                                     -------------
                                                                                                                         1,155,187
                                                                                                                     -------------

PAPER AND ALLIED PRODUCTS (0.4%)
  245,000  Abitibi Consolidated, Inc., 7.500%, due 04/01/2028.......................................................       209,532
                                                                                                                     -------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
FIXED INCOME PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

==================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------------------
PERSONAL SERVICES (0.9%)
$ 300,000  Service Corp. International, 6.000%, due 12/15/2005...................................................... $     276,000
  210,000  Service Corp. International, 6.500%, due 03/15/2008......................................................       187,950
   35,000  Stewart Enterprises, 10.750%, due 07/01/2008.............................................................        38,850
                                                                                                                     -------------
                                                                                                                           502,800
                                                                                                                     -------------

PETROLEUM REFINING AND RELATED INDUSTRIES (0.1%)
   50,000  Norsk Hydro ASA, 8.400%, due 07/15/2004..................................................................        54,275
                                                                                                                     -------------

PIPE LINES, EXCEPT NATURAL GAS (2.0%)
  620,000  Dynegy-Roseton Danskamme, 7.670%, due 11/08/2016.........................................................       468,487
  320,000  Northern Border Pipeline, 6.250%, due 05/01/2007, (a) Cost--$319,852; Acquired--04/23/2002...............       327,372
  200,000  Transcontinental Gas Pipeline, 6.125%, due 01/15/2005....................................................       190,788
  145,000  Williams Gas Pipeline Center, 7.375%, due 11/15/2006, (a) Cost--$147,708; Acquired--05/01/2002...........       120,807
                                                                                                                     -------------
                                                                                                                         1,107,454
                                                                                                                     -------------

PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (1.1%)
   45,000  Mail-Well, Inc., 9.625%, due 03/15/2012, (a) Cost--$45,000; Acquired--03/08/2002.........................        45,450
  340,000  News America Holdings, 9.250%, due 02/01/2013............................................................       392,190
  200,000  Quebecor Media, Inc., 11.125%, due 07/15/2011............................................................       198,000
                                                                                                                     -------------
                                                                                                                           635,640
                                                                                                                     -------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (3.8%)
  225,000  EOP Operating Limited Partnership, 8.375%, due 03/15/2006................................................       248,860
  200,000  Health Care REIT, Inc., 7.500%, due 08/15/2007...........................................................       210,046
  225,000  Host Marriott LP, 9.500%, due 01/15/2007, (a) Cost--$225,000; Acquired--12/06/2001.......................       228,094
  100,000  IStar Financial, Inc., 8.750%, due 08/15/2008............................................................        99,287
  170,000  JDN Realty Corp., 6.800%, due 04/01/2004.................................................................       159,039
  250,000  Liberty Property, 6.970%, due 12/11/2003.................................................................       258,850
  300,000  Post Apartment Homes, 6.850%, due 03/16/2015.............................................................       309,464
  165,000  Reckson Operating Partnership, 7.400%, due 03/15/2004....................................................       172,608
  245,000  Senior Housing Properties Trust, 8.625%, due 01/15/2012..................................................       253,575
  165,000  Ventas Realty LP/Cap Corp., 9.000%, due 05/01/2012, (a) Cost--$165,000; Acquired--04/12/2002.............       169,950
                                                                                                                     -------------
                                                                                                                         2,109,773
                                                                                                                     -------------

REAL ESTATE OPERATOR, AGENTS, MANAGERS (0.6%)
  335,000  Regency Centers L.P., 6.750%, due 01/15/2012.............................................................       343,117
                                                                                                                     -------------

TEXTILE MILL PRODUCTS (0.3%)
  135,000  The William Carter Co., 10.875%, due 08/15/2011, (a)  Cost--$134,043; Acquired--08/08/2001...............       148,500
                                                                                                                     -------------

TOBACCO PRODUCTS (1.0%)
  205,000  Philip Morris Companies, Inc., 7.200%, due 02/01/2007....................................................       222,324
  140,000  R.J. Reynolds Tobacco Holdings, Inc., 7.750%, due 05/15/2006............................................        150,746
  175,000  Universal Corp., Series B, 7.500%, due 01/26/2004........................................................       184,263
                                                                                                                     -------------
                                                                                                                           557,333
                                                                                                                     -------------

TRANSPORTATION BY AIR (1.4%)
  318,587  Continental Airlines, 7.256%, due 03/15/2020.............................................................       320,217
  132,100  Delta Air Lines, Inc., 8.540%, due 01/02/2007............................................................       128,376


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
FIXED INCOME PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

==================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------------------
$ 335,210  Northwest Airlines, 8.072%, due 04/01/2021............................................................... $     360,929
                                                                                                                     -------------
                                                                                                                           809,522
                                                                                                                     -------------

TRANSPORTATION EQUIPMENT (0.9%)
  170,000  Dana Corp., 7.000%, due 03/15/2028.......................................................................       124,950
   90,000  Ford Motor Co., 7.450%, due 07/16/2031...................................................................        84,013
  310,000  Steers-2002-3 F, 8.500%, due 03/01/2007, (a) Cost--$309,897; Acquired--01/31/2002........................       306,559
                                                                                                                     -------------
                                                                                                                           515,522
                                                                                                                     -------------

WHOLESALE TRADE--NON-DURABLE GOODS (1.1%)
  225,000  Bergen Brunwsig Corp., 7.375%, due 01/15/2003............................................................       225,562
  310,000  DIMON, Inc., 9.625%, due 10/15/2011......................................................................       326,275
   80,000  Terra Capital, Inc., 12.875%, due 10/15/2008.............................................................        82,400
                                                                                                                     -------------
                                                                                                                           634,237
                                                                                                                     -------------
           TOTAL CORPORATE BONDS (COST $31,600,542).................................................................    30,728,051
                                                                                                                     -------------

INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) (1.5%)
  125,000  Murrin Murrin Holdings, 9.375%, due 08/31/2007...........................................................        34,375
  500,000  PanAmerican Beverage, Inc., 8.125%, due 04/01/2003 ......................................................       510,790
  300,000  West Fraser Mill, 7.250%, due 09/15/2002, (a) Cost--$297,753; Acquired--09/26/1995.......................       302,168
                                                                                                                     -------------
           TOTAL INTERNATIONAL/YANKEE (COST $904,804)...............................................................       847,333
                                                                                                                     -------------

MUNICIPAL BONDS (3.5%)
  200,000  Azusa Pacific University California, Revenue, 7.250%, due 04/01/2009.....................................       219,832
  195,000  California County, 7.500%, due 06/01/2019................................................................       207,967
  160,000  Decatur Texas Housing Authority, Housing Revenue, 7.750%, due 09/01/2009.................................       161,107
  152,000  Fort Worth Texas, Higher Education, Finance Corp., Revenue, 7.500%, due 10/01/2006.......................       152,965
  505,000  North Carolina Eastern Municipal Power Agency Revenue, 7.050%, due 01/01/2007............................       537,653
  265,000  Reeves County Texas Certificate of Participation, 7.250%, due 06/01/2011.................................       273,901
  205,000  Tobacco Settlement Fin. Corp., 5.920%, due 06/01/2013....................................................       204,336
  185,000  Tobacco Settlement Fin. Corp., 6.360%, due 05/15/2025....................................................       186,752
                                                                                                                     -------------
           TOTAL MUNICIPAL BONDS (COST $1,849,833)..................................................................     1,944,513
                                                                                                                     -------------

ASSET-BACKED SECURITIES (6.9%)
  148,606  Bear Stearns Commercial Mortgage Securities, Inc., 99-C1 A1, 5.910%, due 05/14/2008......................       155,059
  230,000  Centex Home Equity, 2001-A A6, 6.250%, due 04/25/2031....................................................       240,303
  500,000  Centex Home Equity, 2001-C A4, 5.390%, due 02/25/2030....................................................       505,512
  271,194  Chase Funding Mortgage Loan, 99-2 IA2, 6.860%, due 12/26/2024............................................       279,747
  225,000  Chase Funding Mortgage Loan, 2001-3 1A4, 5.602%, due 05/25/2027..........................................       229,464
  500,000  Contimortgage Home Equity Loan Trust, 98-2 A7, 6.570%, due 03/15/2023....................................       526,741
  305,000  CS First Boston Mortgage Securities Corp., 2002-9 2A3, 6.580%, due 03/25/2032............................       311,100
  135,000  Equity One Abs, Inc., 2002-1 AF2, 5.523%, due 08/01/2032.................................................       138,456
   37,555  First Union Chase Commercial Mortgage, 99-C2 A1, 6.363%, due 06/15/2008..................................        39,502
  200,000  First Union Lehman Brothers Commercial Mortgage Trust, 97-C2 A2, 6.600%, due 05/18/2007..................       212,617

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
FIXED INCOME PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

==================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------------------
$ 283,045  GMAC Commercial Mortgage Securities, Inc., 99-C1 A1, 5.830%, due 05/15/2033.............................. $     294,785
  223,950  Nationslink Funding Corp., 98-2 A1, 6.001%, due 08/20/2030...............................................       233,858
  300,000  Residential Asset Mortgage Products, Inc., 2001-RZ4 A4, 5.200%, due 03/25/2030...........................       302,290
  225,000  Residential Asset Securities Corporation, 2001-KS3 AI3, 5.180%, due 08/25/2027...........................       230,426
  145,000  Residential Asset Securities Trust, 2002-A4 A3, 6.750%, due 05/25/2032...................................       148,917
                                                                                                                     -------------
           TOTAL ASSET-BACKED SECURITIES (COST $3,731,873)..........................................................     3,848,777
                                                                                                                     -------------

COLLATERALIZED MORTGAGE OBLIGATIONS (7.4%)
  219,506  Bank of America Mortgage Securities, 01-7A1, 6.750%, due 07/25/2031......................................       225,488
  382,070  Bank of America Mortgage Securities, 01-81A1, 6.750%, due 08/25/2031.....................................       393,817
   98,164  Countrywide Home Loans, 2001-11 A2, 6.500%, due 07/25/2031...............................................       100,329
  290,000  Deutsche Mortgage and Asset Receiving Corp., 1998-C1 A2, 6.538%, due 06/15/2031..........................       306,447
  573,116  Fannie Mae, 2001-68 A, 6.000%, due 07/25/2029............................................................       582,302
  285,000  Freddie Mac, 2410 PB, 6.500%, due 02/15/2026.............................................................       295,254
  160,000  Freddie Mac, 2435 HC, 6.250%, due 05/15/2027.............................................................       165,440
  185,000  Freddie Mac, 2422 CD, 6.000%, due 02/01/2032.............................................................       189,397
  395,000  Freddie Mac, 2412 PQ, 6.500%, due 03/01/2032.............................................................       409,593
  170,483  Paine Webber Mortgage Acceptance Corp., 99-4 2B1, 6.231%, due 01/28/2009.................................       176,363
   93,869  PNC Mortgage Securities Corp., 6.250%, due 02/25/2029....................................................        95,988
  495,000  Residential Asset Mortgage Products, Inc., 2001-RZ3 A4, 6.130%, due 03/25/2030...........................       513,123
  450,000  Vende Mortgage Trust, 01-2 D, 6.750%, due 09/15/2019.....................................................       476,107
  241,857  Wells Fargo Mortgage Backed Securities Trust, 2001-17 A8, 6.750%, due 08/25/2031.........................       247,731
                                                                                                                     -------------
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $4,086,949)..............................................     4,177,379
                                                                                                                     -------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (24.0%)
   67,047  Federal Home Loan Mortgage Corp., #G00479, 9.000%, due 04/01/2025........................................        73,773
  271,784  Federal Home Loan Mortgage Corp., #G00943, 6.000%, due 07/01/2028........................................       273,727
   21,192  Federal Home Loan Mortgage Corp., #C00712, 6.500%, due 02/01/2029........................................        21,737
2,340,000  Federal Home Loan Mortgage Corp., #062676, 6.500%, due 01/01/2030........................................     2,388,995
1,553,410  Federal Home Loan Mortgage Corp., #C50964, 6.500%, due 05/01/2031........................................     1,588,011
  436,390  Federal Home Loan Mortgage Corp., #C52729, 6.500%, due 06/01/2031........................................       446,110
   83,262  Federal Home Loan Mortgage Corp., #C53685, 6.500%, due 07/01/2031........................................        85,117
  490,665  Federal Home Loan Mortgage Corp., #C60697, 6.000%, due 11/01/2031........................................       490,568
  370,904  Federal Home Loan Mortgage Corp., #C60008, 6.500%, due 11/01/2031........................................       379,165
  297,698  Federal Home Loan Mortgage Corp., #C01287, 6.500%, due 01/01/2032........................................       304,329
   52,643  Federal National Mortgage Assn., #349410, 7.000%, due 08/01/2026.........................................        54,772
   10,806  Federal National Mortgage Assn., #062289, 5.982%, due 03/01/2028.........................................        11,090
  808,590  Federal National Mortgage Assn., #254091, 6.000%, due 11/01/2031.........................................       808,141
  268,317  Federal National Mortgage Assn., #609583, 6.000%, due 11/01/2031.........................................       268,169
    1,174  Government National Mortgage Assn., #051699, 15.000%, due 07/15/2011.....................................         1,442
      420  Government National Mortgage Assn., #056522, 14.000%, due 08/15/2012.....................................           418
   13,994  Government National Mortgage Assn., #354859, 9.000%, due 07/15/2024......................................        15,396
2,355,000  U.S. Treasury Bond, 3.250%, due 05/31/2004...............................................................     2,373,767
1,900,000  U.S. Treasury Bond, 4.375%, due 05/15/2007...............................................................     1,926,720

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
FIXED INCOME PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

==================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------------------

$ 1,495,000   U.S. Treasury Bond, 4.875%, due 02/15/2012 .........................................................   $   1,501,074
    480,000   U.S. Treasury Bond, 5.375%, due 02/15/2031 .........................................................         470,175
                                                                                                                     -------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $13,422,886) ....................................      13,482,696
                                                                                                                     -------------

SHORT-TERM INVESTMENTS (5.9%)
  3,299,000   Nations Treasury Reserve ...........................................................................       3,299,000
                                                                                                                     -------------
              TOTAL SHORT-TERM INVESTMENTS (COST $3,299,000) .....................................................       3,299,000
                                                                                                                     -------------

TOTAL INVESTMENTS (COST $58,895,887) (104.1%) ....................................................................      58,327,749
                                                                                                                     -------------
Liabilities, less other assets (-4.1%) ...........................................................................      (2,321,970)
                                                                                                                     -------------
TOTAL NET ASSETS (100.0%) ........................................................................................   $  56,005,779
                                                                                                                     -------------
--------------------------------------------------------------------------------

(a) Restricted under Rule 144A of the Securities Act of 1933.

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
GOVERNMENT SECURITIES PORTFOLIO


================================================================================
PORTFOLIO MANAGER'S REVIEW

HOW DID THE PORTFOLIO PERFORM RELATIVE TO ITS BENCHMARK?

   The Government Securities Portfolio returned 3.38% for the six months ended June 30, 2002.(1) The benchmarks, the Lehman Brothers Government Index and Lehman Brothers Mortgage-Backed Securities Index returned 3.78% and 4.51%, respectively, for the same six month time period. During the second quarter 2002, the Portfolio returned 4.05%, while the LB Government Index and LB Mortgage-Backed Securities Index returned 4.44% and 3.48%, respectively.

WHAT CAUSED THE VARIANCE IN PERFORMANCE BETWEEN THE PORTFOLIO AND ITS BENCHMARK?

   The performance in the second quarter 2002 can be attributed to a reduction in corporate bond and treasury securities and an increase in asset-backed securities and mortgage pass-through securities. This strategy lowered the risk of the Portfolio.

WHICH PORTFOLIO HOLDINGS MOST ENHANCED THE PORTFOLIO'S PERFORMANCE?

   Government agency and asset-backed sectors had the greatest contribution to performance. Mortgage-related securities continued to prove to be a safe haven from the mayhem in the market brought on by indiscretions of the corporate and accounting worlds.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?

   Verizon Wireless, Inc. and Sprint Capital Corp. were two poor performing bonds for the Portfolio. Both of these bonds suffered negative returns during the first half of the year. We were able to mitigate the total impact of these two poor performing bonds to the Portfolio's overall results because the two positions represented only a small percentage of the Portfolio's total assets.

WHAT IS YOUR OUTLOOK FOR THE REST OF THE FISCAL YEAR?

   The primary driver of fixed-income valuation has been the accounting concerns looming over corporate America. Security and Exchange Commission Chairman Harvey Pitt ordered the Chief Executive Officers and Chief Financial Officers of the largest 945 companies to personally certify, in writing, under oath, and for publication, that any financial statements filed with the Commission after August 13, are both accurate and complete. The House and the Senate are tripping over each other to enact legislation to hold management accountable for the financial statements of their companies. We believe these actions will help bring confidence back to a shaken corporate bond market. But, it will take time.

   A tenant of financial markets is that prices will move to extremes when driven by fear and greed. The inflated valuations of the late 1990s have now moved into undervalued territory after the telecommunications/technology bubble burst. There are wonderful investment opportunities in bonds in today's market. The challenge for CCM is that many of these great opportunities continue to become cheaper as bond prices continue lower in the face of investor concerns. However, we believe companies are now being forced to clean up financial statements and reduce leverage. These changes will lead to clearer and more concise financial statements, more stability in the credit markets and out performance in the credit sector.

   The key to long-term excess performance is not the ability to maximize returns in the near term, but to avoid or minimize investment losses. To this end, the Portfolio will remain invested in highly liquid assets. Once the markets begin to return to a more standard environment, we will increase our allocation of the Portfolio to the corporate bond sector consistent with the Portfolio's investment objective.

Gregory J. Hahn, CFA
Chief Investment Officer
Portfolio Manager
Conseco Capital Management, Inc.


(1) Past performance is no guarantee of future results. Your investment return and principal, and your shares may be worth more or less than their original costs. Performance is shown without separate account expenses.

CONSECO SERIES TRUST
GOVERNMENT SECURITIES PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)
================================================================================

==================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (17.1%)

CHEMICALS AND ALLIED PRODUCTS (0.4%)
$   150,000   Union Carbide Corp., 6.250%, due 06/15/2003 ........................................................   $     153,353
                                                                                                                     -------------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (0.4%)
    150,000   Verizon Wireless, Inc., 5.375%, due 12/15/2006, (a) Cost--$145,548; Acquired--03/15/2002 ...........         140,104
                                                                                                                     -------------

DEPOSITORY INSTITUTIONS (2.3%)
    300,000   Bank of Hawaii, 6.875%, due 06/01/2003 .............................................................         309,258
    150,000   Nationsbank Corp., 6.500%, due 08/15/2003 ..........................................................         156,277
    150,000   Wachovia Corp., 6.925%, due 10/15/2003 .............................................................         157,892
     67,292   Bank of America Mortgage Securities, 6.500%, due 6/25/2031 .........................................          68,775
    225,000   Chase Funding Mortgage Loan Asset-Backed CTFS, 5.602%, due 5/25/2027 ...............................         229,464
                                                                                                                     -------------
                                                                                                                           921,666
                                                                                                                     -------------

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (1.8%)
    140,000   Progress Energy, Inc., 6.550%, due 03/01/2004 ......................................................         145,888
    175,000   Sempra Energy, Inc., 6.950%, due 12/01/2005 ........................................................         182,806
    200,000   Detroit Edison Co., 5.050%, due10/01/2005 ..........................................................         203,369
    195,000   Southwestern Public Service Co., 5.125%, due 11/1/2006 .............................................         194,090
                                                                                                                     -------------
                                                                                                                           726,153
                                                                                                                     -------------

INSURANCE CARRIERS (1.0%)
     95,000   MGIC Investment Corp., 6.000%, due 03/15/2007 ......................................................          98,988
    300,000   Protective Life US Funding, 5.875%, due 08/15/2006, (a) Cost--$301,182;
                Acquired--08/06/2001 & 08/28/20 ..................................................................         310,862
                                                                                                                     -------------
                                                                                                                           409,850
                                                                                                                     -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES (0.3%)
    130,000   CIT Group, Inc., 7.375%, due 04/02/2007 ............................................................         130,142
                                                                                                                     -------------

NON-DEPOSITORY CREDIT INSTITUTIONS (9.1%)
    170,000   Countrywide Home Loan, 5.500%, due 02/01/2007 ......................................................         173,205
     15,043   Fannie Mae, 6.000%, due 12/01/2002 .................................................................          15,130
    150,000   Fannie Mae, 6.000%, due 02/23/2009 .................................................................         154,279
    650,000   Fannie Mae, 6.040%, due 02/25/2009 .................................................................         669,305
    500,000   Fannie Mae, 6.200%, due 04/01/2009 .................................................................         517,442
    500,000   Fannie Mae, 6.375%, due 01/12/2011 .................................................................         514,188
     39,013   Fannie Mae, 7.000%, due 3/1/2026 ...................................................................          40,613
    107,327   Fannie Mae, 6.000%, due 11/1/2031 ..................................................................         107,268
    332,082   Fannie Mae, #320582, 6.500%, due 01/01/2011 ........................................................         347,505
    396,708   Fannie Mae, #336290, 6.500%, due 04/01/2011 ........................................................         414,813
    150,000   Fannie Mae, 1998-42 PE, 6.500%, due 09/18/2022 .....................................................         155,811
    215,567   Fannie Mae, Pool #535837, 6.000%, due 04/01/2031 ...................................................         215,448
    291,148   Fannie Mae, Pool #610773, 6.000%, due 11/01/2031 ...................................................         290,987
                                                                                                                     -------------
                                                                                                                         3,615,994
                                                                                                                     -------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

GOVERNMENT SECURITIES PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

==================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------------------
PRINTING, PUBLISHING, AND ALLIED PRODUCTS (0.2%)
$    70,000   Viacom, Inc., 5.625%, due 05/01/2007 ...............................................................   $      71,744
                                                                                                                     -------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (0.8%)
    150,000   EOP Operating LP, 7.375%, due 11/15/2003 ...........................................................         156,985
    150,000   Equity Residential Properties Trust, 7.500%, due 04/15/2004 ........................................         158,532
                                                                                                                     -------------
                                                                                                                           315,517
                                                                                                                     -------------
TOBACCO (0.8%)
    130,000   Philip Morris Companies, Inc., 7.200%, due 02/01/2007 ..............................................         140,986
     80,000   RJ Reynolds Tobacco Holding, 7.750%, due 05/15/2006 ................................................          86,141
     75,000   Universal Corp., Series B, 7.500%, due 01/26/2004 ..................................................          78,970
                                                                                                                     -------------
                                                                                                                           306,097
                                                                                                                     -------------
                TOTAL CORPORATE BONDS (COST $6,640,188) ..........................................................       6,790,620
                                                                                                                     -------------
MUNICIPAL BONDS (1.6%)
    280,000   Alaska Industrial Development & Export Auth., 6.625%, due 05/01/2006 ...............................         292,774
    200,000   Azusa Pacific University California, Revenue, 7.250%, due 04/01/2009 ...............................         219,832
    110,000   Tobacco Settlement Fin. Corp., 5.920%, due 06/01/2013 ..............................................         109,644
                                                                                                                     -------------
              TOTAL MUNICIPAL BONDS (COST $589,450) ..............................................................         622,250
                                                                                                                     -------------
ASSET-BACKED SECURITIES (11.1%)
    500,000   Bear Stearns Asset Backed Securities, Inc., 6.390%, due 12/25/2034 .................................         514,600
     37,152   Bear Stearns Commercial Mortgage Securities, Inc., 5.910%, due 05/14/2008 ..........................          38,765
    195,000   Countrywide, 2002-S1 A5, 5.960%, due 10/25/2032 ....................................................         200,850
     50,000   Centex Home Equity, 2001-A A4, 6.470%, due 07/25/2029 ..............................................          52,480
    150,000   CS First Boston Mortgage Securities Corp., 2202-10 1A3, 6.530%, due 01/25/2032 .....................         152,812
    300,000   CS First Boston Mortgage Securities Corp., 2202-9 2A3, 6.580%, due 03/25/2032 ......................         306,000
    500,000   CS First Boston Mortgage Securities Corp., 2202-19 2A3, 6.020%, due 07/25/2032 .....................         501,250
    250,000   GE Capital Mortgage Services, Inc., 99-HE3 A4, 7.460%, due 07/25/2025 ..............................         262,021
    500,000   GMACM, 01-HE4 A5, 5.680%, due 04/25/2027 ...........................................................         506,484
    300,000   Residential Asset Securities Corp., 99-KS2 A19, 7.150%, due 07/25/2030 .............................         319,242
    400,000   Residential Asset Securities Trust, 02-A5 A3, 6.480%, due 06/25/2030 ...............................         412,156
     70,000   Residential Asset Securities Trust, 02-A4 A3, 6.750%, due 05/25/2032 ...............................          71,891
    200,000   Residential Asset Securitization Corp., 01-KS3 A13, 5.180%, due 08/25/2027 .........................         204,823
    300,000   Residential Asset Securitization Corp., 00-KS3 A16, 7.810%, due 07/25/2031 .........................         327,573
     72,510   The Money Store Home Equity Trust, 98A- AF5, 6.370%, due 12/15/2023 ................................          73,295
    300,000   The Money Store Home Equity Trust, 98-B, 6.335%, due 08/15/2039 ....................................         313,106
    161,238   Wells Fargo Mortgage Backed Securities Trust, 6.750%, due 8/25/2031 ................................         165,154
                                                                                                                     -------------
              TOTAL ASSET-BACKED SECURITIES (COST $4,364,255) ....................................................       4,422,502
                                                                                                                     -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.9%)
     81,819   Fanniemae Grantor Trust, 99-T2 A1, 7.500%, due 01/19/2039 ..........................................          87,384
    100,000   Freddie Mac 04-PD, 6.000%, due 05/15/2021 ..........................................................         104,613
    215,715   Freddie Mac 20-C, 6.250%, due 07/15/2023 ...........................................................         218,843

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

GOVERNMENT SECURITIES PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

==================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------------------
$   100,000   Freddie Mac, 2422-CD, 6.000%, due 02/01/2032 .......................................................   $     102,377
     66,422   Housing Securities, Inc., 94-2 A1, 6.500%, due 07/25/2009 ..........................................          68,722
     83,330   PNC Mortgage Securities Corp., 99-1 1A2, 6.250%, due 02/25/2029 ....................................          85,211
      6,624   Residential Funding Mortgage Securities I, 97-S20 A, 7.000%, due 12/25/2027 ........................           6,618
     50,000   Residential Asset Mortgage Products, Inc., 5.200%, due 3/25/2030 ...................................          50,382
     50,000   Residential Asset Mortgage Products, Inc., 6.130%, due 3/25/2030 ...................................          51,830
                                                                                                                     -------------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $750,537) ..........................................         775,980
                                                                                                                     -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (50.1%)
    100,000   Federal Home Loan Bank, 5.275%, due 11/20/2003 .....................................................         103,194
     37,963   Federal Home Loan Mortgage Corp., Gold #D66012, 7.000%, due 11/01/2025 .............................          39,529
    288,181   Federal Home Loan Mortgage Corp., #C28063, 6.500%, due 07/01/2029 ..................................         295,083
    475,327   Federal Home Loan Mortgage Corp., #C01186, 6.000%, due 06/01/2031 ..................................         475,234
  2,649,446   Federal Home Loan Mortgage Corp., #C01184, 6.500%, due 06/01/2031 ..................................       2,708,460
    239,997   Federal Home Loan Mortgage Corp., #C60008, 6.500%, due 11/01/2031 ..................................         245,342
    175,691   Federal Home Loan Mortgage Corp., # C01287, 6.500%, due 01/01/2032 .................................         179,604
     21,821   FGCI Gold, #E00441, 7.500%, due 07/01/2011 .........................................................          23,163
     18,871   FG Gold, #W10002, 6.775%, due 11/01/2003 ...........................................................          19,703
    142,426   FGLMC Gold, #C29168, 6.500%, due 07/01/2029 ........................................................         145,837
    363,521   FGLMC Gold, #C01131, 6.500%, due 01/01/2031 ........................................................         371,716
    351,387   FGLMC Pool, 6.500%, due 02/01/2031 .................................................................         359,309
      1,229   Government National Mortgage Assn., #044522, 13.000%, due 03/15/2011 ...............................           1,458
      4,175   Government National Mortgage Assn., #119896, 13.000%, due 11/15/2014 ...............................           5,005
    225,000   Government National Mortgage Assn., 98-19 A, 6.500%, due 10/20/2020 ................................         234,816
    163,045   Government National Mortgage Assn., #408675, 7.500%, due 01/15/2026 ................................         173,105
  7,495,000   U.S. Treasury Bond, 4.375%, due 05/15/2007 .........................................................       7,600,402
  5,665,000   U.S. Treasury Bond, 4.875%, due 02/15/2012 .........................................................       5,688,017
  1,329,000   U.S. Treasury Bond, 5.375%, due 02/15/2031 .........................................................       1,301,798
                                                                                                                     -------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $19,704,171) ....................................      19,970,775
                                                                                                                     -------------
SHORT-TERM INVESTMENTS (14.5%)
  5,789,000   Nations Treasury Reserve ...........................................................................       5,789,000
                                                                                                                     -------------
              TOTAL SHORT-TERM INVESTMENTS (COST $5,789,000) .....................................................       5,789,000
                                                                                                                     -------------

TOTAL INVESTMENTS (COST $37,837,601) (96.3%) .....................................................................      38,371,127
                                                                                                                     -------------
Other assets, less liabilities (3.7%) ............................................................................       1,466,321
                                                                                                                     -------------
TOTAL NET ASSETS (100.0%) ........................................................................................   $  39,837,448
                                                                                                                     -------------
--------------------------------------------------------------------------------

(a) Restricted under Rule 144A of the Securities Act of 1933.

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
MONEY MARKET PORTFOLIO


================================================================================
PORTFOLIO MANAGER'S REVIEW

   The fixed-income market continued to be volatile during the first half of 2002 as accounting irregularities and lapses in corporate governance weighed heavily on investor's confidence. Money market investors have had increased concerns over credit quality and liquidity in this unstable market.

   General Electric, the largest issuer of commercial paper, received scrutiny from the marketplace for having more than 40% of its debt in commercial paper. They have recently reduced that percentage to approximately one-third of its debt outstanding. Other companies such as Qwest Communications, Inc. and Tyco International Group were forced out of the short-term market due to rating downgrades.

   Many companies have restructured their debt and favored term funding over commercial paper due to the relatively low cost. As a result, the commercial paper market has decreased by approximately 8 percent this year. Decreased supply of commercial paper and high levels of cash allowed high-quality companies to access the commercial paper market at stable, low costs.

   After last year's aggressive easing campaign that took Federal funds (the rate which banks charge each other for borrowed money) to the lowest levels in 40 years, we expect the Fed to look for economic stabilization and recovery before it begins to tighten. The stock market's dismal performance increases the Fed's likelihood to keep rates low in the current inflation environment.

   With the expectation that the Fed will remain neutral for the remainder of the year, we will maintain the portfolio's average days to maturity. We will look to extend the average days to maturity when there is more incentive based on projected Fed tightening. Commercial paper remains our primary investment given the yield advantage over other money market instruments. To provide significant yield and diversification, we continue investing in taxable municipal floating rate bonds.

Gregory J. Hahn, CFA
Chief Investment Officer
Portfolio Manager
Conseco Capital Management, Inc.

CONSECO SERIES TRUST

MONEY MARKET PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

==================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (4.2%)
$ 2,100,000   Countrywide Home Loans, Inc., 2.040%, due 07/23/2002 (a) ...........................................   $   2,100,000
    590,000   CUNAT Capital Corp., 2.150%, due 12/01/2025 (a) ....................................................         590,000
  1,150,000   Golden Oval Eggs, 2.100%, due 07/01/2015 (a)
                (Putable at $100 and rate reset effective 03/07/2002) ............................................       1,150,000
  1,000,000   Rykoff-Sexton Inc., 1.950%, due 12/01/2026 (a)
                (Putable at $100 and rate reset effective 05/29/2002) ............................................       1,000,000
                                                                                                                     -------------
              TOTAL CORPORATE BONDS (COST $4,840,000) ............................................................       4,840,000
                                                                                                                     -------------
MUNICIPAL BONDS (10.7%)
    900,000   California Housing Financial Agency, 1.780%, due 08/01/2029 (a)
                (Putable at $100 and rate reset effective 07/03/2002) ............................................         900,000
    675,000   Community Health Systems, 2.580%, due 10/02/2003 (a)
                (Putable at $100 and rate reset effective 07/03/2002) (a) ........................................         675,000
    415,000   Community Health Systems, 2.580%, due 10/01/2003
                (Putable at $100 and rate reset effective 07/03/2002) ............................................         415,000
  1,000,000   Delzer Litho, Waukesha, WI, 1.990%, due 08/01/2015 (a)
                (Putable at $100 and rate reset effective 07/05/2002) ............................................       1,000,000
    935,000   Indiana Development Financial Authority, 2.485%, due 05/01/2021 (a)
                (Putable at $100 and rate reset effective 07/09/2002) ............................................         935,000
    700,000   Kent County MI Tax, 1.860%, due 03/01/2004 (a)
                (Putable at $100 and rate reset effective 07/18/2002) ............................................         700,000
  1,805,000   Metropolitan Transn Auth NY, 1.830%, due 07/01/2003 ................................................       1,805,000
  2,000,000   Philadelphia Authority for Industry, 1.850%, due 07/01/2010 (a)
                (Putable at $100 and rate reset effective 06/20/2002) ............................................       2,000,000
    460,000   Prince William County VA Rev., 1.830%, due 03/01/2017 (a) ..........................................         460,000
    970,000   St. Francis Healthcare Hawaii, 2.580%, due 08/01/2012 (a)
                (Putable at $100 and rate reset effective 07/03/2002) ............................................         970,000
  2,000,000   Student Loan Finance Association Washington Education, 1.900%, due 12/01/2036 (a)
                (Putable at $100 and rate reset effective 06/28/2002) ............................................       2,000,000
    560,000   Virginia State Housing Development Auth., 1.830%, due 01/01/2047 (a) ...............................         560,000
                                                                                                                     -------------
              TOTAL MUNICIPAL BONDS (COST $12,420,000) ...........................................................      12,420,000
                                                                                                                     -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (1.7%)
  2,000,000   Fannie Mae, 2.570%, due 05/21/2003 .................................................................       2,000,000
                                                                                                                     -------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $2,000,000) .....................................       2,000,000
                                                                                                                     -------------

COMMERCIAL PAPER (66.9%)

BUSINESS SERVICES (1.7%)
  2,000,000   International Lease Finance Corp., 1.770%, due 08/07/2002 ..........................................       1,996,165
                                                                                                                     -------------
CHEMICALS AND ALLIED PRODUCTS (1.7%)
  2,000,000   L'Oreal USA, Inc., 1.770%, due 07/15/2002 ..........................................................       1,998,427
                                                                                                                     -------------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (3.9%)
    500,000   SBC Communications, Inc., 1.780%, due 07/08/2002 ...................................................         499,778
  2,000,000   SBC Communications, Inc., 1.780%, due 07/17/2002 ...................................................       1,998,220
  2,000,000   Verizon Global Funding, 1.770%, due 07/16/2002 .....................................................       1,998,328
                                                                                                                     -------------
                                                                                                                         4,496,326
                                                                                                                     -------------
CONSTRUCTION--SPECIAL TRADE (1.7%)
  2,000,000   AES Hawaii, 1.770%, due 07/10/2002 .................................................................       1,998,918
                                                                                                                     -------------
DEPOSITORY INSTITUTIONS (21.9%)
  2,500,000   Amstell Funding Corp., 1.790%, due 07/22/2002 ......................................................       2,497,141
  2,500,000   Bank One Australia Ltd., 1.800%, due 09/27/2002 ....................................................       2,488,750

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

MONEY MARKET PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

==================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Bank of Ireland, 1.780%, due 07/09/2002 ............................................................   $   1,999,011
  2,000,000   Golden Funding Corp., 1.800%, due 07/15/2002 .......................................................       1,998,400
  2,000,000   Hartford Financial Services Corp., 1.780%, due 07/09/2002 ..........................................       1,999,011
  2,500,000   Montauk Funding Corp., 1.780%, due 07/25/2002 ......................................................       2,496,786
  2,500,000   New York Life Capital Corp., 1.750%, due 07/30/2002 ................................................       2,496,233
  2,500,000   Principal Resident Mortgage Corp., 1.830%, due 07/12/2002 ..........................................       2,498,348
  2,000,000   Transamerica Finance, 1.780%, due 08/06/2002 .......................................................       1,996,242
  2,500,000   UBS Finance, 1.750%, due 07/08/2002 ................................................................       2,498,906
  2,500,000   Wells Fargo & Co., 1.740%, due 08/05/2002 ..........................................................       2,495,529
                                                                                                                     -------------
                                                                                                                        25,464,357
                                                                                                                     -------------
FABRICATED METAL, EXCLUDING MACHINERY & TRANSPORTATION EQUIPMENT (3.9%)
  2,000,000   Fortune Brands, Inc., 1.760%, due 07/16/2002 .......................................................       1,998,338
  2,500,000   General Dynamics, 1.750%, due 07/10/2002 ...........................................................       2,498,663
                                                                                                                     -------------
                                                                                                                         4,497,001
                                                                                                                     -------------
FOOD AND KINDRED PRODUCTS (1.7%)
  2,000,000   Coca Cola Enterprises, 1.770%, due 07/12/2002 ......................................................       1,998,722
                                                                                                                     -------------
HOLDING & OTHER INVESTMENT OFFICES (1.7%)
  2,000,000   Dresdner US Financial, 1.780%, due 08/14/2002 ......................................................       1,995,451
                                                                                                                     -------------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (4.3%)
  2,500,000   Emerson Electric Co., 1.780%, due 07/23/2002 .......................................................       2,497,033
  2,500,000   Medtronic, Inc., 1.750%, due 07/08/2002 ............................................................       2,498,906
                                                                                                                     -------------
                                                                                                                         4,995,939
                                                                                                                     -------------
NON-DEPOSITORY CREDIT INSTITUTIONS (9.9%)
  2,000,000   Aegon Funding, 1.750%, due 07/31/2002 ..............................................................       1,996,889
  1,500,000   Fountain Square Comm Funding, 1.840%, due 07/19/2002 ...............................................       1,498,500
  1,000,000   Fountain Square Comm Funding, 1.830%, due 07/30/2002 ...............................................         998,424
  2,500,000   Old Slip Funding Corp., 1.780%, due 07/05/2002 .....................................................       2,499,258
  2,000,000   Quincy Capital Corp., 1.780%, due 07/12/2002 .......................................................       1,998,715
  2,500,000   Sheffield Receivable, 1.780%, due 07/16/2002 .......................................................       2,497,899
                                                                                                                     -------------
                                                                                                                        11,489,685
                                                                                                                     -------------
PAPER AND ALLIED PRODUCTS (2.1%)
  2,500,000   Kimberly-Clark Corp., 1.750%, due 08/27/2002 .......................................................       2,492,830
                                                                                                                     -------------
PRINTING, PUBLISHING AND ALLIED INDUSTRIES (1.7%)
  2,000,000   Xtra, Inc., 1.780%, due 07/23/2002 .................................................................       1,997,627
                                                                                                                     -------------
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS (2.1%)
  2,500,000   Nike, Inc., 1.760%, due 08/12/2002 .................................................................       2,494,622
                                                                                                                     -------------
SECURITY AND COMMODITY BROKERS (6.4%)
  2,500,000   Goldman Sachs Group, Inc., 1.770%, due 08/19/2002 ..................................................       2,493,731
  2,500,000   Merrill Lynch & Co., 1.740%, due 08/12/2002 ........................................................       2,494,684
  2,512,000   Morgan Stanley Group, Inc., 1.760%, due 07/05/2002 .................................................       2,511,263
                                                                                                                     -------------
                                                                                                                         7,499,678
                                                                                                                     -------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

MONEY MARKET PORTFOLIO
Schedule of Investments

JUNE 30, 2002
(Unaudited)

==================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION BY AIR (2.2%)
$ 2,500,000   Kitty Hawk Funding, 1.780%, due 08/09/2002 .........................................................   $   2,494,932
                                                                                                                     -------------
              TOTAL COMMERCIAL PAPER (COST $77,910,680) ..........................................................      77,910,680
                                                                                                                     -------------
SHORT-TERM INVESTMENTS (14.8%)
 17,314,000   Nations Treasury Reserve ...........................................................................      17,314,000
                                                                                                                     -------------
              TOTAL SHORT-TERM INVESTMENTS (COST $17,314,000) ....................................................      17,314,000
                                                                                                                     -------------
TOTAL INVESTMENTS (COST $114,484,680) (98.3%) ....................................................................     114,484,680
                                                                                                                     -------------
Other assets, less liabilities (1.7%) ............................................................................       1,970,011
                                                                                                                     -------------
TOTAL NET ASSETS (100.0%) ........................................................................................   $ 116,454,691
                                                                                                                     -------------
------------------------------------------------------------------------------------------------------------------

(a)  Variable Coupon Rate.

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2002
(Unaudited)
================================================================================

(1)  GENERAL

     Conseco Series Trust (the "Trust") is an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"), and was organized as a Massachusetts Trust effective November 15, 1982. The Trust is a "series" type of mutual fund which issues separate series of shares, each of which currently represents a separate Portfolio of investments. The Trust consists of seven series ("Portfolios") each with its own investment objective and investment policies. The Portfolios are the Conseco 20 Focus, Equity, Balanced, High Yield, Fixed Income, Government Securities and Money Market. The Trust offers shares to life insurance company separate accounts (registered as unit investment trusts under the Act) to fund the benefits under variable annuity and variable life contracts.

     Two affiliated companies, Conseco Variable Insurance Company and Bankers National Life Insurance Company, offer shares of the Trust to their contract owners. Additionally, shares are offered to unaffiliated insurance companies to fund the benefits under variable annuity and variable life contracts.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION, TRANSACTIONS, AND RELATED INVESTMENT INCOME

     The investments in each Portfolio are valued at the close of regular trading on the New York Stock Exchange on each business day. Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on the specific identification basis. The following summarizes the investments which carry certain restrictions as to resale from the Trust to certain qualified buyers:

Portfolio                            Cost         Market Value   % of Net Assets
-------------------------------   ---------       ------------   ---------------
Balanced Portfolio--bonds         2,966,835         2,827,189          4.73%
High Yield Portfolio--bonds       1,290,120         1,286,431         18.64%
Fixed Income Portfolio--bonds     4,245,884         4,160,301          7.43%
Government Portfolio--bonds         446,730           450,966          1.13%

     These securities are eligible for resale to qualified institutional buyers in transactions exempt from registration under Rule 144A of the Securities Act of 1933. In addition, Conseco Capital Management, Inc. (the "Adviser"), a wholly-owned subsidiary of Conseco, Inc. ("Conseco"), which serves as investment adviser to the Portfolios, has determined that the securities are liquid securities through a procedure approved by the Board of Trustees of the Trust (the "Trustees").

     The Trustees determined that the Money Market Portfolio will value investments at amortized cost, which is conditioned on the Trust's compliance with certain conditions contained in Rule 2a-7 of the Act. The Adviser continuously reviews this method of valuation and recommends changes to the Trustees, if necessary, to ensure that the Money Market Portfolio investments are valued at fair value (as determined by the Trustees in good faith).

     In all Portfolios of the Trust, except for the Money Market Portfolio, securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees. Debt securities with maturities of sixty (60) days or less may be valued at amortized cost.

FEDERAL INCOME TAXES

     Each Portfolio is treated as a separate taxable entity for federal income tax purposes and qualifies as a regulated investment company under subchapter M of the Internal Revenue Code. The Trust intends to distribute substantially all taxable income and net realized gains to shareholders annually, and otherwise comply with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

DIVIDENDS TO SHAREHOLDERS

     Dividends are declared and reinvested from net investment income on a daily basis in the Money Market Portfolio, on a monthly basis in the Government Securities, Fixed Income and High Yield Portfolios, on a quarterly basis in the Balanced Portfolio and on an annual basis in the Conseco 20 Focus and Equity Portfolios. Distributions of net short-term capital gains and losses were declared and reinvested as a component of net investment income prior to June 30, 1998, thereafter on an annual basis as a component of net realized gains (losses).

     Dividends to shareholders from net investment income are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax differences relating to dividends to shareholders may result in reclassifications to paid-in capital and may affect per-share allocation between net investment income and realized and unrealized gain (loss). Any taxable income or gain of the Trust remaining at fiscal year end will be declared and distributed in the following year to the shareholders of the Portfolio or Portfolios to which such gains are attributable.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, and disclosure of contingent assets and liabilities as of the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.

(3)  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

     The Adviser provides investment advice and, in general, supervises the Trust's management and investment program, furnishes

CONSECO SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2002
(Unaudited)
================================================================================

office space, prepares Portfolio reports for the Trust, monitors Portfolio compliance by the Trust in its investment activities and pays compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser. The Trust pays all other expenses incurred in the operation of the Trust, including fees and expenses of unaffiliated Trustees of the Trust.

     Under the investment advisory agreement, the Adviser receives an investment advisory fee based on the average daily net asset value at an annual rate of
0.70 percent for the Conseco 20 Focus and High Yield Portfolios, 0.65 percent for the Equity and Balanced Portfolios, 0.50 percent for the Fixed Income, Government Securities, and Money Market Portfolios. The Adviser has voluntarily reduced its advisory fee to 0.25 percent of the average daily net assets of the Money Market Portfolio. The total fees incurred for such services to the Trust were $1,520,141 for the six months ended June 30, 2002. The Adviser has entered into Subadvisory agreements for the management of the investments in the Conseco 20 Focus Portfolio, Equity Portfolio and Balanced Portfolio. The Adviser is solely responsible for the payment of all fees to the Subadviser. The Subadviser for the Conseco 20 Focus Portfolio is Oak Associates, Ltd. The Subadviser for the Equity Portfolio and the equity portion of the Balanced Portfolio is Chicago Equity Partners, LLC. The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse the Portfolios through April 30, 2003 to the extent that the ratio of expenses to net assets on an annual basis exceed the following:

Portfolio
--------
Conseco 20 Focus                   1.15%
Equity                             1.10%
Balanced                           1.10%
High Yield                         1.15%
Fixed Income                       0.95%
Government Securities              0.95%
Money Market                       0.45%

ADMINISTRATIVE AGREEMENT

     Conseco Services, LLC, (the "Administrator") a wholly owned subsidiary of Conseco, supervises the preparation and filing of regulatory documents required for compliance by the Portfolios with applicable laws and regulations, supervises the maintenance of books and records of the Portfolios and provides other general and administrative services. Effective May 1, 2001, the Administrator receives an annual fee for providing these services, equal to 0.15 percent for the first $200 million of average daily net assets of the Trust;
0.10 percent of the next $300 million of average daily net assets of the Trust; and 0.08 percent of the average daily net assets in excess of $500 million of the Trust. Prior to May 1, 2001, the Administrator received an annual fee equal to 0.10 percent of the first $100 million of average daily net assets of each Portfolio; 0.08 percent of the next $100 million of average daily net assets of each Portfolio; and 0.06 percent of average daily net assets in excess of $200 million of each Portfolio. The total fees under this Agreement for the six months ended June 30, 2002 were $379,538. The Administrator has contractually agreed to waive its administration fee and/or reimburse the Portfolios through April 30, 2003 to the extent that the ratio of expenses to net assets on an annual basis exceeds the expense limitations as stated above for the investment advisory agreement. The Administrator may discontinue these contractual limits at any time after April 30, 2003.

DISTRIBUTION AGREEMENT

     Conseco Equity Sales, Inc. (the "Distributor"), a wholly-owned subsidiary of Conseco, serves as the principal underwriter for each Portfolio pursuant to an Underwriting Agreement, approved by the Trustees. The Distributor is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of each Portfolio will be continuously offered to life insurance company separate accounts to fund the benefits under variable annuity and variable life contracts. The Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes, as well, as any advertising or sales literature.

     The Trust adopted a Distribution and Service Plan pursuant to Rule 12b-1 (the "Plan"), dated May 1, 2001, for the Conseco 20 Focus, Equity, Balanced, High Yield, Fixed Income and Government Securities Portfolios in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset based sales charges. Pursuant to the Plan, a Portfolio may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of shares of the Portfolio and for account maintenance provided to shareholders. The Plan authorizes payments to the Distributor up to 0.25 percent, annually of each Portfolio's average daily net assets. The Plan provides for periodic payments by the Distributor to financial intermediaries for providing shareholder services to accounts that hold shares and for promotional and other sales related costs. The total fees incurred by the Trust for such services for the six months ended June 30, 2002 were $492,231.

CONSECO SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2002
(unaudited)
================================================================================

(4)  INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and the aggregate proceeds from sales of investments for the six months ended June 30, 2002, are shown below:

                                                    CONSECO                                    HIGH          FIXED      GOVERNMENT
                                                   20 FOCUS       EQUITY       BALANCED        YIELD        INCOME      SECURITIES
                                                   PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
===================================================================================================================================
Purchases
  U.S. Government ............................     $       --  $         --   $22,719,071   $        --   $56,357,376   $18,410,419
  Other ......................................      4,950,290   113,080,268    47,972,511    11,879,620    64,438,467     8,551,711
Sales:
  U.S. Government ............................     $       --  $         --   $26,298,370   $        --   $55,266,373   $19,697,213
  Other ......................................      4,915,333   130,094,731    50,630,728    11,458,513    66,978,357     5,245,308
===================================================================================================================================

(5)  FEDERAL INCOME TAX INFORMATION

     The following information for the Conseco Series Trust is presented on an income tax basis as of June 30, 2002:

                                                    CONSECO                                    HIGH          FIXED      GOVERNMENT
                                                   20 FOCUS       EQUITY       BALANCED        YIELD        INCOME      SECURITIES
                                                   PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
===================================================================================================================================
Cost of investments (a) ......................     $3,298,221  $214,916,282   $74,545,474   $ 7,157,950   $59,947,494   $30,931,152
===================================================================================================================================
Gross unrealized appreciation ................     $  231,699  $ 25,753,448   $ 2,444,385   $   222,447   $   652,923   $   255,291
Gross unrealized depreciation ................       (469,825)  (10,269,601)   (5,873,033)     (413,119)     (731,333)     (204,673)
===================================================================================================================================
Net unrealized appreciation (depreciation)
  on investments .............................     $ (238,126) $ 15,483,847   $(3,428,648)  $  (190,672)  $   (78,410)  $    50,618
===================================================================================================================================

(a) Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes by the amount of losses recognized for the financial reporting purposes in excess of federal income tax purposes.

     The tax components of dividends paid during the year ended December 31, 2001 were as follows:

                                                    CONSECO                                    HIGH          FIXED      GOVERNMENT
                                                   20 FOCUS       EQUITY       BALANCED        YIELD        INCOME      SECURITIES
                                                   PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
===================================================================================================================================
Ordinary income dividends ....................     $       --  $  1,742,986   $ 2,399,818   $   665,163   $ 2,948,444   $ 1,230,564

     During the year ended December 31, 2001, none of the portfolios declared long-term capital gain distributions.

     As of December 31, 2001, the following Portfolios have capital loss carryforwards available to offset capital gains in the future, if any:

PORTFOLIO                                                    AMOUNT      EXPIRES
--------------------------------------------------------------------------------
Conseco 20 Focus Portfolio .............................  $ 2,112,458      2009
Equity Portfolio .......................................   38,855,276      2009
Balanced Portfolio .....................................    4,850,675      2009
High Yield Portfolio ...................................      173,568      2009
Government Securities Portfolio ........................       91,248      2008


     The Fixed Income Portfolio and Government Securities Portfolio utilized $873,673 and $529,902 respectively, of its capital loss carryforward to offset the realized gains during 2001.

     Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following portfolios had post-October losses, which will be treated as arising on the first day of the fiscal year ended December 31, 2002.

PORTFOLIO                                                     AMOUNT
--------------------------------------------------------------------------------

Equity Portfolio .......................................   $  684,462
Balanced Portfolio .....................................    1,482,300
High Yield Portfolio ...................................      116,368
Fixed Income Portfolio .................................      511,174
Government Securities Portfolio ........................       17,439

CONSECO SERIES TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING DURING THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED) AND THROUGH THE YEAR OR PERIOD ENDED DECEMBER 31

                                                    CONSECO 20 FOCUS PORTFOLIO
                                                  ==============================
                                                     2002      2001     2000(C)
================================================================================
Net asset value per share, beginning of period ... $  4.58  $   8.48  $  10.00
Income from investment operations:
  Net Investment Income (loss) ...................   (0.02)    (0.02)     0.02
  Net realized gains (losses) and change in
    unrealized appreciation or depreciation
    on investments ...............................   (1.74)    (3.88)    (1.52)
--------------------------------------------------------------------------------
      Total income (loss) from investment
        operations ...............................   (1.76)    (3.90)    (1.50)
--------------------------------------------------------------------------------
  Distributions:
    Dividends from net investment income .........      --        --     (0.02)
    Distributions of net capital gains ...........      --        --        --
--------------------------------------------------------------------------------
      Total distributions ........................      --        --     (0.02)
--------------------------------------------------------------------------------
Net asset value per share, end of period ......... $  2.82  $   4.58   $  8.48
===============================================================================

Total return (a) (b) (d) .........................  (38.43%)  (46.00%)  (15.04%)

Ratios/supplemental data:
  Net assets (dollars in thousands),
    end of period ................................ $ 1,276   $ 3,062   $ 3,681
  Ratio of expenses to average net assets (b)(e):
    Before expense reimbursement .................    1.93%     1.10%     0.90%
    After expense reimbursement ..................    1.15%     1.09%     0.90%
  Ratio of net investment income (loss) to
    average net assets (e) .......................   (0.18%)   (0.34%)    0.33%
  Portfolio turnover rate (d) ....................  156.59%   280.48%   351.37%

--------------------------------------------------------------------------------
(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at any time after April 30, 2003.

(c) For the period from May 4, 2000 (commencement of operations) through December 31, 2000.

(d)  Not annualized for periods of less than one full year.

(e)  Annualized for periods of less than one full year.

CONSECO SERIES TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING DURING THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED) AND THROUGH EACH YEAR ENDED DECEMBER 31

==================================================================================================================================
                                                                                        EQUITY PORTFOLIO
                                                           -----------------------------------------------------------------------
                                                              2002        2001        2000          1999        1998        1997
----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, beginning of period ...........  $  17.30    $  19.43    $  23.18      $  21.59    $  20.16    $  21.85
Income from investment operations:
  Net Investment Income ..................................      0.02        0.07        0.00(c)         --        0.11        0.06
  Net realized gains (losses) and change in
    unrealized appreciation or depreciation
    on investments .......................................     (0.21)      (2.07)       0.63         10.63        3.09        4.06
----------------------------------------------------------------------------------------------------------------------------------
      Total income (loss) from investment operations .....     (0.19)      (2.00)       0.63         10.63        3.20        4.12
----------------------------------------------------------------------------------------------------------------------------------
  Distributions:
    Dividends from net investment income .................        --       (0.07)      (0.00)(c)        --       (0.27)      (4.23)
    Distributions of net realized gains ..................        --       (0.06)      (4.38)        (9.04)      (0.48)      (1.58)
    Return of capital ....................................        --          --          --            --       (1.02)         --
----------------------------------------------------------------------------------------------------------------------------------
      Total distributions ................................        --       (0.13)      (4.38)        (9.04)      (1.77)      (5.81)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period .................  $  17.11    $  17.30    $  19.43      $  23.18    $  21.59    $  20.16
==================================================================================================================================

Total return (a) (b) (d) .................................     (1.10%)    (10.30%)      2.71%        50.28%      15.62%      18.68%

Ratios/supplemental data:
  Net assets (dollars in thousands), end of period .......  $209,188    $233,983    $309,201      $300,437    $235,001    $216,986
  Ratio of expenses to average net assets (b) (e):
    Before expense reimbursement .........................      1.14%       1.02%       0.81%         0.82%       0.80%       0.80%
    After expense reimbursement ..........................      1.10%       1.02%       0.78%         0.77%       0.80%       0.80%
  Ratio of net investment income (loss)
    to average net assets (e) ............................      0.29%       0.38%      (0.02%)       (0.10%)      0.55%       0.28%
  Portfolio turnover rate (d) ............................     56.71%     132.69%     431.14%       364.53%     317.91%     234.20%
----------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at anytime after April 30, 2003.

(c)  Amount calculated is less than $0 005 per share

(d)  Not annualized for periods of less than one full year

(e)  Annualized for periods of less than one full year

CONSECO SERIES TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING DURING THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED) AND THROUGH EACH YEAR ENDED DECEMBER 31

==================================================================================================================================
                                                                                 BALANCED PORTFOLIO
                                                           =======================================================================
                                                                2002        2001        2000          1999        1998        1997
==================================================================================================================================
Net asset value per share, beginning of period ...........  $ 12.16     $ 13.45     $ 14.65       $ 13.67     $ 13.32     $ 13.47
Income from investment operations:
  Net Investment Income ..................................     0.19        0.40        0.43          0.42        0.43        0.44
  Net realized gains (losses) and change in unrealized
    appreciation or depreciation on investments ..........    (1.03)      (1.29)       0.67          3.72        0.96        2.12
---------------------------------------------------------------------------------------------------------------------------------
      Total income (loss) from investment operations .....    (0.84)      (0.89)       1.10          4.14        1.39        2.56
---------------------------------------------------------------------------------------------------------------------------------
  Distributions:
    Dividends from net investment income .................    (0.19)      (0.40)      (0.43)        (0.42)      (0.43)      (2.20)
    Distributions of net realized gains ..................       --       (0.00)(c)   (1.87)        (2.74)         --       (0.51)
    Return of capital ....................................       --          --          --            --       (0.61)         --
---------------------------------------------------------------------------------------------------------------------------------
      Total distributions ................................    (0.19)      (0.40)      (2.30)        (3.16)      (1.04)      (2.71)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period .................  $ 11.13     $ 12.16     $ 13.45       $ 14.65     $ 13.67     $ 13.32
=================================================================================================================================

Total return (a) (b) (d) .................................    (6.97%)     (6.60%)      7.29%        30.83%      10.37%      17.85%

Ratios/supplemental data:
  Net assets (dollars in thousands), end of period .......  $59,763     $71,635     $75,355       $51,941     $45,904     $27,922
  Ratio of expenses to average net assets (b)(e):
    Before expense reimbursement .........................     1.19%       1.04%       0.83%         0.83%       0.84%       0.84%
    After expense reimbursement ..........................     1.10%       1.04%       0.78%         0.73%       0.75%       0.75%
  Ratio of net investment income (loss) to average
    net assets (e) .......................................     3.24%       3.16%       2.77%         2.89%       3.25%       3.14%
  Portfolio turnover rate (d) ............................   106.26%     238.63%     334.36%       343.43%     336.30%     369.39%

----------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at any time after April 30, 2003.

(c)  Amount calculated is less than $0.005 per share.

(d)  Not annualized for periods of less than one full year.

(e)  Annualized for periods of less than one full year.

CONSECO SERIES TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING DURING THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED) AND THROUGH THE YEAR OR PERIOD ENDED DECEMBER 31

================================================================================
                                                          HIGH YIELD PORTFOLIO
                                                   =============================
                                                       2002      2001    2000(C)
================================================================================
Net asset value per share, beginning of period ...  $  9.28   $ 10.07   $ 10.00
Income from investment operations:
  Net Investment Income ..........................     0.40      1.10      0.24
  Net realized gains (losses) and change in
    unrealized appreciation or depreciation
    on investments ...............................    (0.79)    (0.78)     0.07
-------------------------------------------------------------------------------
      Total income (loss) from investment
        operations ...............................    (0.39)     0.32      0.31
-------------------------------------------------------------------------------
  Distributions:
    Dividends from net investment income .........    (0.39)    (1.11)    (0.24)
    Distributions of net realized gains ..........       --        --        --
-------------------------------------------------------------------------------
      Total distributions ........................    (0.39)    (1.11)    (0.24)
-------------------------------------------------------------------------------
Net asset value per share, end of period .........  $  8.50   $  9.28   $ 10.07
===============================================================================

Total return (a) (b) (d) .........................    (4.40%)    3.17%     3.20%

Ratios/supplemental data:
  Net assets (dollars in thousands),
    end of period ................................  $ 6,902   $ 7,091   $ 4,040
  Ratio of expenses to average
    net assets (b)(e):
    Before expense reimbursement .................     1.43%     1.11%     0.90%
    After expense reimbursement ..................     1.15%     1.11%     0.90%
  Ratio of net investment income (loss) to
    average net assets (e) .......................     9.10%    11.12%     3.31%
  Portfolio turnover rate (d) ....................   176.66%   232.18%     1.02%
--------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at anytime after April 30, 2003.

(c) For the period from June 13, 2000 (commencement of operations) through December 31, 2000.

(d)  Not annualized for periods of less than one full year.

(e)  Annualized for periods of less than one full year.

CONSECO SERIES TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING DURING THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED) AND THROUGH EACH YEAR ENDED DECEMBER 31

==================================================================================================================================
                                                                               FIXED INCOME PORTFOLIO
                                                          ========================================================================
                                                                2002        2001        2000          1999        1998        1997
==================================================================================================================================
Net asset value per share, beginning of period ...........  $  9.88     $  9.63     $  9.39       $ 10.05     $ 10.14     $  9.97
Income from investment operations:
  Net Investment Income ..................................     0.29        0.59        0.65          0.62        0.64        0.65
  Net realized gains (losses) and change in unrealized
    appreciation or depreciation on investments ..........    (0.18)       0.25        0.24         (0.66)      (0.03)       0.31
---------------------------------------------------------------------------------------------------------------------------------
      Total income (loss) from investment operations .....     0.11        0.84        0.89         (0.04)       0.61        0.96
---------------------------------------------------------------------------------------------------------------------------------
  Distributions:
    Dividends from net investment income .................    (0.29)      (0.59)      (0.65)        (0.62)      (0.64)      (0.79)
    Distributions of net realized gains ..................       --          --          --            --          --          --
    Return of capital ....................................       --          --          --            --       (0.06)         --
---------------------------------------------------------------------------------------------------------------------------------
      Total distributions ................................    (0.29)      (0.59)      (0.65)        (0.62)      (0.70)      (0.79)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period .................  $  9.70     $  9.88     $  9.63       $  9.39     $ 10.05     $ 10.14
=================================================================================================================================

Total return (a) (b) (c) .................................     1.07%       8.84%       9.87%        (0.44%)      6.17%       9.97%

Ratios/supplemental data:
  Net assets (dollars in thousands), end of period .......  $56,006     $60,649     $37,433       $28,899     $23,985     $21,277
  Ratio of expenses to average net assets (b) (d):
    Before expense reimbursement .........................     1.16%       0.91%       0.67%         0.67%       0.80%       0.77%
    After expense reimbursement ..........................     1.10%       0.91%       0.67%         0.67%       0.70%       0.70%
  Ratio of net investment income (loss) to average
    net assets (d) .......................................     6.86%       5.96%       6.87%         6.46%       6.24%       6.50%
  Portfolio turnover rate (c) ............................   211.10%     515.02%     280.73%       337.26%     321.09%     276.46%

----------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at anytime after April 30, 2003.

(c)  Not annualized for periods of less than one full year.

(d)  Annualized for periods of less than one full year.

CONSECO SERIES TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING DURING THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED) AND THROUGH EACH YEAR ENDED DECEMBER 31

==================================================================================================================================
                                                                           GOVERNMENT SECURITIES PORTFOLIO
                                                          ========================================================================
                                                                2002        2001        2000          1999        1998        1997
==================================================================================================================================
Net asset value per share, beginning of period ...........  $ 11.70     $ 11.54     $ 10.96       $ 12.15     $ 12.04     $ 11.94
Income from investment operations:
  Net Investment Income ..................................     0.25        0.54        0.66          0.64        0.69        0.73
  Net realized gains (losses) and change in unrealized
    appreciation or depreciation on investments ..........     0.14        0.16        0.58         (1.19)       0.14        0.23
---------------------------------------------------------------------------------------------------------------------------------
      Total income (loss) from investment operations .....     0.39        0.70        1.24         (0.55)       0.83        0.96
---------------------------------------------------------------------------------------------------------------------------------
  Distributions:
    Dividends from net investment income .................    (0.25)      (0.54)      (0.66)        (0.64)      (0.72)      (0.86)
    Distributions of net realized gains ..................       --          --          --            --          --          --
---------------------------------------------------------------------------------------------------------------------------------
      Total distributions ................................    (0.25)      (0.54)      (0.66)        (0.64)      (0.72)      (0.86)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period .................  $ 11.84     $ 11.70     $ 11.54       $ 10.96     $ 12.15     $ 12.04
=================================================================================================================================

Total return (a) (b) (c) .................................     3.38%       6.13%      11.71%        (2.48%)      7.07%       8.26%

Ratios/supplemental data:
  Net assets (dollars in thousands), end of period .......  $39,837     $31,267     $18,833       $13,104     $ 7,907     $ 4,270
  Ratio of expenses to average net assets (b) (d):
    Before expense reimbursement .........................     1.01%       0.91%       0.66%         0.66%       0.96%       0.92%
    After expense reimbursement ..........................     0.95%       0.91%       0.66%         0.66%       0.70%       0.70%
  Ratio of net investment income (loss) to average
    net assets (d) .......................................     4.37%       4.60%       5.89%         5.61%       5.63%       6.05%
  Portfolio turnover rate (c) ............................    85.21%     199.41%      69.31%       168.69%      67.49%     195.08%

----------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at anytime after April 30, 2003.

(c)  Not annualized for periods of less than one full year.

(d)  Annualized for periods of less than one full year.

CONSECO SERIES TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING DURING THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED) AND THROUGH EACH YEAR ENDED DECEMBER 31

==================================================================================================================================
                                                                                    MONEY MARKET PORTFOLIO
                                                           =======================================================================
                                                              2002        2001        2000          1999        1998        1997
==================================================================================================================================
Net asset value per share, beginning of period ...........  $   1.00    $   1.00    $   1.00      $   1.00    $   1.00    $   1.00
Income from investment operations:
  Net Investment Income ..................................      0.01        0.04        0.06          0.05        0.05        0.05
  Net realized gains (losses) and change in unrealized
    appreciation or depreciation on investments ..........        --        0.00(c)       --            --          --          --
----------------------------------------------------------------------------------------------------------------------------------
      Total income (loss) from investment operations .....      0.01        0.04        0.06          0.05        0.05        0.05
----------------------------------------------------------------------------------------------------------------------------------
  Distributions:
    Dividends from net investment income .................     (0.01)      (0.04)      (0.06)        (0.05)      (0.05)      (0.05)
    Distributions of net realized gains ..................        --          --          --            --          --          --
----------------------------------------------------------------------------------------------------------------------------------
      Total distributions ................................     (0.01)      (0.04)      (0.06)        (0.05)      (0.05)      (0.05)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period .................  $   1.00    $   1.00    $   1.00      $   1.00    $   1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------------------

Total return (a) (b) (d) .................................      0.69%       3.97%       6.08%         4.87%       5.21%       5.25%

Ratios/supplemental data:
  Net assets (dollars in thousands), end of period .......  $116,455    $129,530    $ 96,616      $ 85,692    $ 21,218    $  8,603
  Ratio of expenses to average net assets (b) (e):
    Before expense reimbursement .........................      0.73%       0.72%       0.66%         0.65%       0.54%       0.53%
    After expense reimbursement ..........................      0.44%       0.43%       0.41%         0.40%       0.45%       0.45%
  Ratio of net investment income (loss) to average
    net assets (e) .......................................      1.65%       3.74%       5.98%         4.93%       5.08%       5.14%

----------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at anytime after April 30, 2003.

(c)  Amount calculated is less than $0.005 per share.

(d)  Not annualized for periods of less than one full year.

(e)  Annualized for periods of less than one full year.

CONSECO SERIES TRUST
BOARD OF DIRECTORS

     NAME, ADDRESS            POSITION HELD         PRINCIPAL OCCUPATION(S)
        AND AGE                WITH TRUST              DURING PAST 5 YEARS
     -------------            ------------          ----------------------

William P. Daves, Jr. (76)   Chairman of the     Consultant to insurance and
11825 N. Pennsylvania St.    Board, Trustee      healthcare industries.
Carmel, IN 46032             Since June 1993     Director, Chairman and
                                                 Chief Executive Officer, FFG
                                                 Insurance Co. Chairman of the
                                                 Board and Trustee of other
                                                 mutual funds managed by
                                                 the Adviser.

Maxwell E. Bublitz* (46)     President and       Chartered Financial Analyst.
11825 N. Pennsylvania St.    Trustee             CEO, President and Director,
Carmel, IN 46032             Since August 1994   Adviser. Senior Vice President,
                                                 Investments of Conseco, Inc.
                                                 President and Trustee of other
                                                 mutual funds managed by
                                                 the Adviser.

Gregory J. Hahn* (41)        Vice President      Chartered Financial Analyst.
11825 N. Pennsylvania St.    for Investments     Senior Vice President, Adviser.
Carmel, IN 46032             and Trustee         Portfolio Manager of the fixed
                             Since January 2001  income portion of Balanced and
                                                 Fixed Income Funds. Trustee
                                                 and portfolio manager of
                                                 other mutual funds managed by
                                                 the Adviser.

Harold W. Hartley (78)       Trustee             Chartered Financial Analyst.
11825 N. Pennsylvania St.    Since June 1993     Director, Ennis Business Forms,
Carmel, IN 46032                                 Inc. Retired, Executive Vice
                                                 President, Tenneco Financial
                                                 Services, Inc. Trustee of other
                                                 mutual funds managed by
                                                 the Adviser.

Dr. R. Jan LeCroy (70)       Trustee             Director, Southwest Securities
11825 N. Pennsylvania St.    Since June 1993     Group, Inc. Retired, President,
Carmel, IN 46032                                 Dallas Citizens Council.
                                                 Trustee of other mutual funds
                                                 managed by the Adviser.

Dr. Jess H. Parrish (74)     Trustee             Higher Education Consultant.
11825 N. Pennsylvania St.    Since June 1993     Former President, Midland
Carmel, IN 46032                                 College. Trustee of other
                                                 mutual funds managed by
                                                 the Adviser.

David N. Walthall (56)       Trustee             Principal, Walthall Asset
11825 N. Pennsylvania St.    Since October 1998  Management. Former President,
Carmel, IN 46032                                 Chief Executive Officer and
                                                 Director of Lyrick Corporation.
                                                 Formerly, President and CEO,
                                                 Heritage Media Corporation.
                                                 Formerly, Director, Eagle
                                                 National Bank. Trustee of
                                                 other mutual funds managed by
                                                 the Adviser.

----------

* The Trustee so indicated is an "interested person," as defined in the 1940 Act, of the Trust due to the positons indicated with the Adviser and its affiliates.

All Trustees will serve until their successors are duly elected and qualified.

All Trustees oversee the 18 portfolios that make up the Conseco fund complex including Conseco Fund Group, Conseco Series Trust, Conseco Strategic Income Fund and Conseco StockCar Stocks Mutual Fund, Inc.

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================================================================================

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================================================================================

CONSECO SERIES TRUST
Semi-Annual Report

June 30, 2002
================================================================================

INVESTMENT ADVISER
   Conseco Capital Management, Inc.
   Carmel, Indiana

CUSTODIAN
   The Bank of New York
   New York, New York

INDEPENDENT PUBLIC ACCOUNTANTS
   PricewaterhouseCoopers LLP
   Indianapolis, Indiana

LEGAL COUNSEL
   Kirkpatrick & Lockhart LLP
   Washington, D.C.

INVESTMENT SUB-ADVISERS
   Oak Associates, ltd.
   Akron, OH

   Chicago Equity Partners, LLP
   Chicago, IL

DISTRIBUTOR
   Conseco Equity Sales, Inc.
   Carmel, IN

================================================================================



















              CONSECO SERIES TRUST IS A REGISTERED INVESTMENT COMPANY MANAGED BY
                  CONSECO CAPITAL MANAGEMENT, INC., A WHOLLY-OWNED SUBSIDIARY OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL,
            INDIANA. CONSECO, THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT AND LENDING PRODUCTS,
           HELPING 13 MILLION CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.

                                                            Conseco Series Trust

                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032


                                                             CI-319 (8/99) 06104
                                                   (C) 1999 Conseco Series Trust

                                                                 www.conseco.com



INSURANCE INVESTMENTS LENDING
------------------------------------------------------------------[CONSECO LOGO]